UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-09813
                                                     ---------

                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                              ---------------------
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (816) 860-7512
                                                           ---------------
                        Date of fiscal year end: JUNE 30
                                                 -------
                   Date of reporting period: DECEMBER 31, 2005
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)






                                UMB SCOUT FUNDS

                                    SEMIANNUAL REPORT  DECEMBER 31, 2005


                Stock Fund
               Growth Fund
            Small Cap Fund
            WorldWide Fund
                 Bond Fund
         Money Market Fund
Tax-Free Money Market Fund


                                             OPPORTUNITY BEYOND TOMORROW


    TABLE OF CONTENTS

       Economic and Market Commentary ..............................   1

       Stock Fund ..................................................   2

       Growth Fund .................................................   7

       Small Cap Fund ..............................................  10

       WorldWide Fund ..............................................  14

       Bond Fund ...................................................  19

       Money Market Fund ...........................................  24

       Tax-Free Money Market Fund ..................................  27

       Statements of Assets and Liabilities ........................  30

       Statements of Operations ....................................  32

       Statements of Changes in Net Assets .........................  34

       Financial Highlights ........................................  38

       Notes to Financial Statements ...............................  42

       Expense Example .............................................  48


================================================================================
Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.



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                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

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ECONOMIC AND MARKET COMMENTARY

The year 2005 is now in the books. Concerning the economy and markets, 2005 may go down as one of the least spectacular years in recent memory. The economy continued to grow above trend (good news) while the Fed raised interest rates as steadily and surely as the sun rising in the east. It appears 2005 may have marked the top of the housing cycle, and the bottom in the interest rate cycle. Foreign markets and precious metals were the places to be, even though the dollar appreciated nicely in value.

At the beginning of the year in 2005, we were calling for earnings momentum to wane (which happened) and for interest rates to rise (which also happened). We thought the dollar would decline in value (which didn't happen) and that stocks would outperform bonds (which occurred).

Our nation's people and the economy suffered our country's most extensive natural disaster in history, displacing hundreds of thousands of people, and wiping out hundreds of billions of dollars in assets. It is fair to say that if this happened to any other economy in the world, markets in that country would have suffered significant consequences. Our markets barely shuddered. Additionally, our economy continued to chug through this displacement, evidence being GDP growth during the quarter of the hurricane came in at the 4% growth level.

The American economy is a diverse and powerful engine that continues to drive the world's economic momentum. We believe it fair to say that if the U.S. economy were to fall into a recession, most of the rest of the world would soon follow. Over the last 10 quarters we have seen a doubling in oil prices and the Fed raising interest rates by 325 basis points. During this period, GDP growth has not fallen below 3% in any single quarter.

The question, of course, is can the economy continue this remarkable above-trend run, and if so, when will the U.S. financial markets respond in kind, reflecting this strong showing? Our answer to this question is this year, 2006, the U.S. economy has the potential to grow roughly "at trend." The markets could reflect choppiness in the economic outlook, and by the end of the year, many market pundits may start to consider the possibility of the economy falling into recession.

I encourage you to read the shareholder letters provided throughout this report for information about how each Fund fared during the second half of 2005. Thank you for your continued support of the UMB Scout Funds.

/S/ WILLIAM B. GREINER
-----------------------
William B. Greiner, CFA
Chief Investment Officer
Scout Investment Advisors, Inc.


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DECEMBER 31, 2005                                                              1

================================================================================
STOCK FUND


OBJECTIVE:

The UMB Scout Stock Fund seeks long-term growth of capital and income by investing in common stocks of companies thought to be undervalued and have the potential for capital appreciation.

The markets endured 2005 by moving from one climactic event to another. Through it all, Mr. Greenspan and the Federal Open Market Committee ("FOMC") seemed especially intent on reversing the rising trend in real estate prices by raising the target on the Fed Funds rate. The FOMC's action of raising its target for the Fed Funds rate appeared to be a major reason for the market's sluggish performance. In addition, the stock markets had to endure several energy supply interruptions, starting with the Venezuelan political crisis and ending with two hurricanes that crippled natural gas and crude oil production in the Gulf of Mexico. Still, the two main drivers of market performance were corporate profits and the stability of long-term (10 years or longer) interest rates.

For the Fund, the largest positive sector contributions to performance during the second half of the year were our selections in Energy, Financials, Information Technology, Industrials and Health Care. Both an early overweight in Energy and good stock selection contributed to the Fund's overall positive return. Stock selection in the Financials sector plus an underweight during the third quarter also contributed. Our large overweight in Information Technology and neutral weight in Health Care allowed individual stock selection to drive performance. With such strong performance in the Energy sector it should be no surprise that four of our top five performing stocks were energy issues, Peabody Energy, Valero Energy, Conoco Phillips, and Occidental Petroleum. The third-best performing stock was United-Health Group. The managed care companies were performance drivers for the Health Care sector. The underperforming sectors were Consumer Discretionary, Materials, Consumer Staples, and Telecommunications Services. The asset allocation decision was crucial to limiting the effect of both Consumer Discretionary and Materials. The Fund was dramatically underweight in both sectors for most of the calendar year.(1)

The Fund closed the calendar year ended December 31, 2005 at $14.59. The Fund had a total return (including price change and reinvested distributions) of 8.43% for the past six months and 10.15% for the 2005 calendar year, 12.88% for the three years, 1.08% for the five years, and 5.61% for the ten-year period ended December 31, 2005. In comparison, the Fund's benchmark, the S&P 500(R)/Barra Value Index, posted a return of 6.24%, 6.33%, 17.48%, 2.53%, and 9.44% for the calendar six-month, one-, three-, five-, and ten-year time periods ended December 31, 2005. The S&P



--------------------------------------------------------------------------------
2                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================


500(R) Index had a return of 5.77%, 4.91%, 14.39%, 0.54%, and 9.07% for the calendar six-month, one-, three-, five-, and ten-year time periods ended December 31, 2005. The performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end, please call 800-996-2862 or visit umbscoutfunds.com.

The UMB Scout Stock Fund continues to seek equities representing exceptional value and potential appreciation over the long term. Thank you for your continued support of the UMB Scout Funds.

James L. Moffett, CFA
Scout Investment Advisors, Inc.


(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB Scout Stock Fund (UMBSX)
as of December 31, 2005

                Quarterly          $$        Quarterly     $$      Quarter Lipper    $$      Quarterly      $$
   Date        Stock Return     Stock Fund    S&P 500    S&P 500    LCV Return     Lipper    S&P/Bara     S&P CGV
-----------------------------------------------------------------------------------------------------------------
12/31/1995        3.103%         10,000        6.021%     10,000        5.172%     10,000     6.474%      10,000
12/31/1996        4.827%         11,066        8.346%     12,297        7.582%     12,108     9.491%      12,201
12/31/1997        1.229%         13,393        2.871%     16,400        1.303%     15,554     2.217%      15,860
12/31/1998       10.792%         14,413       21.296%     21,087       17.900%     18,391    17.434%      18,187
12/31/1999        8.392%         16,331       14.880%     25,524        8.427%     20,374     8.972%      20,501
12/31/2000       -3.374%         16,355       -7.825%     23,200        0.364%     20,773     1.628%      21,748
12/31/2001        9.653%         14,950       10.685%     20,443        8.719%     18,992     7.962%      19,201
12/31/2002        5.602%         11,996        8.438%     15,925        8.640%     15,254     9.901%      15,197
12/31/2003        8.451%         14,878       12.176%     20,493       13.367%     19,527    14.455%      20,028
12/31/2004        6.876%         15,663        9.230%     22,723        8.802%     21,869     9.931%      23,174
12/31/2005        2.170%         17,253        2.087%     23,839        1.865%     23,238     2.701%      24,641


(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

Performance returns for the UMB Scout Stock Fund, S&P 500(R) Index, Lipper Large-Cap Value Funds Index and S&P 500(R)/Barra Value Index assume dividends were reinvested for the entire period.

The S&P 500(R)/Barra Value Index is replacing the S&P 500(R) Index as the Fund's benchmark. With the change in investment strategy, the Advisor believes the composition of the S&P 500(R)/ Barra Value Index will better reflect the Fund's holdings. The S&P 500(R) Index may be excluded from this comparison in the future.

For illustrative purposes only; may not represent your returns.



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DECEMBER 31, 2005                                                              3

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Stock Fund (UMBSX)

PIE CHART OMITTED

   Financials .................................................. 30%

   Information Technology ...................................... 13%

   Industrials ................................................. 11%

   Consumer Discretionary ......................................  9%

   Energy ......................................................  9%

   Health Care .................................................  9%

   Consumer Staples ............................................  6%

   Telecommunications Services .................................  4%

   Utilities ...................................................  4%

   Cash & Cash Equivalents .....................................  5%
--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.




COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB Scout Stock Fund (UMBSX)
as of December 31, 2005

                                             1 Year   3 Years   5 Years 10 Years
--------------------------------------------------------------------------------
UMB Scout Stock Fund .....................   10.15%    12.88%    1.08%    5.61%

Lipper Large-Cap Value Fund Index(1) .....    6.26%    15.06%    2.27%    8.80%

S&P 500(R)/Barra Value Index(1) ..........    6.33%    17.48%    2.53%    9.44%

S&P 500(R) Index(1) ......................    4.91%    14.39%    0.54%    9.07%
--------------------------------------------------------------------------------

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses and the Advisor's agreement to limit total Fund expenses were in effect for the periods shown, returns would have been lower.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.



TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB Scout Stock Fund (UMBSX)

                                                     Market          Percent
                                                 Value (000's)       of Total
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc. ......................  $   3,834            3.4%
The Chubb Corp. ................................      3,154            2.8%
Peabody Energy Corp. ...........................      3,124            2.8%
Harris Corp. ...................................      3,028            2.7%
State Street Corp. .............................      2,966            2.6%
Emerson Electric Co. ...........................      2,883            2.5%
Occidental Petroleum Corp. .....................      2,868            2.5%
American International Group ...................      2,818            2.5%
The Hartford Financial Services Group ..........      2,791            2.5%
Cullen/Frost Bankers, Inc. .....................      2,732            2.4%
--------------------------------------------------------------------------------
TOTAL ..........................................    $30,198           26.7%
--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.



HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB Scout Stock Fund (UMBSX)

                                Income &                          Cumulative(2)
                    Net        Short-Term          Long-Term       Value Per
                   Asset          Gains              Gains         Share Plus
                   Value      Distribution       Distribution    Distributions
--------------------------------------------------------------------------------
12/31/01 .......  $15.15         $ 0.14             $ 0.35           $38.14
12/31/02 .......   12.05           0.12                --             35.16
12/31/03 .......   14.84           0.10                --             38.05
12/31/04 .......   15.17           0.11               0.33            38.82
12/31/05 .......   14.59           0.35               1.79            40.38
--------------------------------------------------------------------------------

(2) Does not assume any compounding of reinvested distributions.

Distributions typically occur in June and December.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

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4                                              UMB SCOUT FUNDS SEMIANNUAL REPORT


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

STOCK FUND
--------------------------------------------------------------------------------
NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.2%
BANKS -- 9.8%
       50,500    Bank of America Corp. (1) ...................    $   2,330,575
       50,900    Cullen/Frost Bankers, Inc. ..................        2,732,312
       25,526    Toronto-Dominion Bank .......................        1,345,220
       77,700    U.S. Bancorp ................................        2,322,453
       38,100    Wells Fargo & Co. ...........................        2,393,823
                                                                  -------------
                                                                     11,124,383
                                                                  =============
CONSUMER DISCRETIONARY -- 8.6%
       31,100    J. C. Penney Co., Inc. ......................        1,729,160
       37,100    McDonald's Corp. ............................        1,251,012
       90,100    Staples, Inc. ...............................        2,046,171
       17,600    Starwood Hotels & Resorts Worldwide, Inc. ...        1,123,936
       39,200    Target Corp. ................................        2,154,824
       86,000    Time Warner, Inc. ...........................        1,499,840
                                                                  -------------
                                                                      9,804,943
                                                                  =============
CONSUMER STAPLES -- 5.9%
       16,000    Altria Group, Inc. ..........................        1,195,520
       46,900    J.M. Smucker Co. ............................        2,063,600
       29,200    PepsiCo, Inc. ...............................        1,725,136
       30,200    Procter & Gamble Co. ........................        1,747,976
                                                                  -------------
                                                                      6,732,232
                                                                  =============
DIVERSIFIED FINANCIALS -- 7.5%
       33,900    American Express Co. ........................        1,744,494
       56,600    Merrill Lynch & Co., Inc. (1) ...............        3,833,518
       53,500    State Street Corp. ..........................        2,966,040
                                                                  -------------
                                                                      8,544,052
                                                                  =============
ENERGY -- 8.6%
       17,800    Apache Corp. ................................        1,219,656
       44,400    ConocoPhillips ..............................        2,583,192
       35,900    Occidental Petroleum Corp. ..................        2,867,692
       37,900    Peabody Energy Corp. ........................        3,123,718
                                                                  -------------
                                                                      9,794,258
                                                                  =============

--------------------------------------------------------------------------------
NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 8.7%
       21,100    Aetna, Inc. .................................    $   1,989,941
       22,000    GlaxoSmithKline PLC(1) ......................        1,110,560
       83,100    Pfizer, Inc. ................................        1,937,892
       52,800    Sanofi-Aventis ADR ..........................        2,317,920
       39,500    UnitedHealth Group, Inc. (1) ................        2,454,530
                                                                  -------------
                                                                      9,810,843
                                                                  =============
INDUSTRIALS -- 10.8%
       22,300    Burlington Northern Santa Fe Corp. ..........        1,579,286
       43,500    Caterpillar, Inc. ...........................        2,512,995
       38,600    Emerson Electric Co. ........................        2,883,420
       12,900    FedEx Corp. .................................        1,333,731
       55,000    Ingersoll-Rand Co., Ltd. ....................        2,220,350
       23,100    L-3 Communications Holdings, Inc. (1) .......        1,717,485
                                                                  -------------
                                                                     12,247,267
                                                                  =============
INFORMATION TECHNOLOGY -- 13.4%
      131,400    Applied Materials, Inc. (1) .................        2,357,316
       70,400    Harris Corp. ................................        3,027,904
       76,300    Hewlett-Packard Co. (1) .....................        2,184,469
       50,000    Intel Corp. (1) .............................        1,248,000
       40,000    Microsoft Corp. .............................        1,046,000
       64,500    Motorola, Inc. ..............................        1,457,055
       81,800    Texas Instruments, Inc. (1) .................        2,623,326
       82,100    Xerox Corp.* ................................        1,202,765
                                                                  -------------
                                                                     15,146,835
                                                                  =============
INSURANCE -- 12.2%
       45,500    Allstate Corp. ..............................        2,460,185
       41,300    American International Group, Inc. ..........        2,817,899
       32,300    Chubb Corp. .................................        3,154,095
       32,500    Hartford Financial Services Group, Inc. .....        2,791,425
       25,100    Lincoln National Corp. ......................        1,331,053
       42,000    Marsh & McLennan Co., Inc. ..................        1,333,920
                                                                  =============
                                                                     13,888,577
                                                                  =============




                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                              5

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

STOCK FUND (Continued)

--------------------------------------------------------------------------------
NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------

REAL ESTATE -- 1.8%
       70,400    Highwoods Properties, Inc. ..................    $   2,002,880
                                                                  =============

TELECOMMUNICATION SERVICES -- 3.8%
       35,100    ALLTEL Corp. ................................        2,214,810
       87,900    Sprint Corp. ................................        2,053,344
                                                                  -------------
                                                                      4,268,154
                                                                  =============
UTILITIES -- 4.1%
       20,800    Ameren Corp. ................................        1,065,792
       23,700    Dominion Resources, Inc. ....................        1,829,640
       62,200    Duke Energy Corp. (1) .......................        1,707,390
                                                                  -------------
                                                                      4,602,822
                                                                  =============
TOTAL COMMON STOCKS
(Cost $93,138,403) -- 95.2% ..................................      107,967,246
                                                                  =============



--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.4%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$   3,817,000    3.40%, 01/03/06 .............................    $   3,816,279
                                                                  =============

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,816,279) -- 3.4% ....................................        3,816,279
                                                                  =============

COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 11.8%
(Cost $13,391,440) ...........................................       13,391,440
                                                                  =============

TOTAL INVESTMENTS
(Cost $110,346,122) -- 110.4% ................................      125,174,965

Liabilities less other assets -- (10.4)% .....................      (11,769,672)
                                                                  -------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $14.59 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  7,770,616 shares outstanding)                                   $ 113,405,293
                                                                  =============

ADR -- American Depositary Receipt

*Non-income producing security

 (1) Security on Loan, see accompanying Notes for collateral pool detail.





See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================
GROWTH FUND

OBJECTIVE:

The UMB Scout Growth Fund* seeks long-term growth of capital by investing in common stocks of companies believed to have favorable growth potential and financial characteristics, combined with an attractive or undervalued stock price.

Moving into the second half of 2005, our view of U.S. economic growth remained strong, although we believed GDP would slow from its above average pace during the first half of the year. This view led us to continue favoring those sectors that we felt would benefit most from the sustained recovery. This view proved true as holdings in the Energy and Industrials sectors provided positive returns.

While our sector outlook was correct, our return for the period was driven by our stock selection. However, while most of our stocks had reasonable advances they did not keep pace with the performance of the stocks in the benchmark, resulting in our lag during the second half of 2005. The Fund's one-, five-, and since inception returns for the period ended December 31, 2005 were -2.40%, -1.15% and -1.88%, respectively. The S&P 500(R)/Barra Growth Index returned 3.46%, -1.65% and -2.22% for the same time periods. The performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end, please call 800-996-2862 or visit umbscoutfunds.com.

The Financials sector provided the greatest absolute return over the last six months. With the market anticipating an end to the Fed's succession of interest rate hikes, the environment appeared more favorable toward bank stocks. In addition, an improving stock market and increased merger and acquisition activity benefited broker stocks late in the year.

The Information Technology, Consumer Staples and Materials sectors placed the greatest drag on performance during the period. On a positive note, Apple Computers was a stand out performer for the Fund, while most of the Information Technology holdings struggled. (1)

On behalf of the UMB Scout Growth Fund team, we thank you for your continued support of the UMB Scout Funds.

William B. Greiner, CFA
Scout Investment Advisors, Inc.


HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB Scout Growth Fund (UMBOX)
as of December 31, 2005

                     Growth       S&P 500     Lipper Large Cap      S&P/Bara
       Date           Fund         Index        Growth Index      Growth Index
--------------------------------------------------------------------------------
05/31/1999            9,850         9,736           9,669             9,709
12/31/1999           10,176        11,068          12,449            12,022
06/30/2000            9,703        11,021          12,478            12,333
12/31/2000            9,343        10,061           9,999             9,368
06/30/2001            8,753         9,387           8,318             8,333
12/31/2001            8,658         8,865           7,613             8,175
06/30/2002            7,825         7,698           6,246             6,792
12/31/2002            6,941         6,906           5,473             6,247
06/30/2003            7,741         7,718           6,116             6,949
12/31/2003            8,675         8,887           6,948             7,850
06/30/2004            8,754         9,193           7,099             8,063
12/31/2004            9,035         9,854           7,466             8,331
06/30/2005            8,633         9,774           7,371             8,187
12/31/2005            8,818        10,337           8,032             8,619

(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

Performance returns for the UMB Scout Growth Fund, S&P 500(R) Index, Lipper Large-Cap Growth Funds Index and S&P 500(R)/Barra Growth Index assume dividends were reinvested for the entire period.

The S&P 500(R)/Barra Growth Index is replacing the S&P 500(R) Index as the Fund's benchmark. With the change in investment strategy, the Advisor believes the composition of the S&P 500(R)/Barra Growth Index will better reflect the Fund's holdings. The S&P 500(R) Index may be excluded from this comparison in the future.

For illustrative purposes only; may not represent your returns.

(1)Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

*Prior to April 1, 2005, the Fund was known as the UMB Scout Stock Select Fund and was managed in accordance with a different investment objective and strategy.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                              7

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Growth Fund (UMBOX)

PIE CHART OMITTED

   Information Technology ....................................   20%

   Health Care ...............................................   17%

   Consumer Staples ..........................................   14%

   Industrials ...............................................   13%

   Consumer Discretionary ....................................   12%

   Energy ....................................................    8%

   Financials ................................................    8%

   Miscellaneous .............................................    4%

   Cash & Cash Equivalents ...................................    4%
--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.



COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB Scout Growth Fund (UMBOX)
as of December 31, 2005

                                                                             Since
                                                1 Year  3 Years  5 Years   Inception
------------------------------------------------------------------------------------
UMB Scout Growth Fund .....................     -2.40%    8.31%   -1.15%    -1.88%

Lipper Large-Cap Growth Fund Index(1) .....      7.58%   13.64%   -4.29%    -3.25%

S&P 500(R)/Barra Growth Index(1) ..........      3.46%   11.33%   -1.65%    -2.22%

S&P 500(R) Index(1) .......................      4.91%   14.39%    0.54%     0.50%
------------------------------------------------------------------------------------

Inception - May 17, 1999.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses and the Advisor's agreement to limit total Fund expenses were in effect for the periods shown, returns would have been higher.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Prior to April 1, 2005, the Fund was known as the UMB Scout Stock Select Fund and was managed in accordance with a different investment objective and strategy.

(1)Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.



TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB Scout Growth Fund (UMBOX)

                                                         Market        Percent
                                                     Value (000's)    of Total
--------------------------------------------------------------------------------
iShares S&P 500(R) Growth Index Fund ................  $   1,221         4.0%
Caterpillar, Inc. ...................................      1,141         3.8%
Microsoft Corp. .....................................      1,118         3.7%
PepsiCo, Inc. .......................................      1,072         3.6%
UnitedHealth Group, Inc. ............................      1,069         3.5%
Medtronic, Inc. .....................................      1,045         3.5%
Amgen, Inc. .........................................      1,002         3.3%
Wm. Wrigley Jr. Co. .................................        997         3.3%
Danaher Corp. .......................................        987         3.3%
SEI Investments Co. .................................        955         3.2%
--------------------------------------------------------------------------------
TOTAL                                                    $10,607        35.2%
--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.




HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB Scout Growth Fund (UMBOX)

                                Income &                         Cumulative(2)
                    Net        Short-Term        Long-Term         Value Per
                   Asset          Gains            Gains          Share Plus
                   Value      Distribution     Distribution     Distributions
--------------------------------------------------------------------------------
12/31/01 ........ $ 8.43         $ 0.07            $ --            $ 8.67
12/31/02 ........   6.71           0.05              --              7.00
12/31/03 ........   8.34           0.04              --              8.67
12/31/04 ........   8.65           0.04              --              9.02
12/31/05 ........   8.42           0.02              --              8.81
--------------------------------------------------------------------------------

(2) Does not assume any compounding of reinvested distributions.

Distributions typically occur in June and December.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

--------------------------------------------------------------------------------
8                                              UMB SCOUT FUNDS SEMIANNUAL REPORT



SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

GROWTH FUND
--------------------------------------------------------------------------------
NUMBER OF
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.2%
CONSUMER DISCRETIONARY -- 11.7%
     12,700      Best Buy Co. .................................     $   552,196
     15,100      Carnival Corp. ...............................         807,397
     30,100      Starbucks Corp.* .............................         903,301
     11,400      Target Corp. .................................         626,658
     14,750      Williams-Sonoma, Inc.* (1) ...................         636,463
                                                                    -----------
                                                                      3,526,015
                                                                    ===========
CONSUMER STAPLES -- 14.3%
     14,300      Costco Wholesale Corp. .......................         707,421
     33,350      CVS Corp. ....................................         881,107
     18,150      PepsiCo, Inc. ................................       1,072,302
     11,450      Procter & Gamble Co. .........................         662,726
     15,000      Wm. Wrigley Jr. Co. ..........................         997,350
                                                                    -----------
                                                                      4,320,906
                                                                    ===========
ENERGY -- 7.9%
      8,600      Apache Corp. .................................         589,272
     10,400      ConocoPhillips ...............................         605,072
     12,600      Noble Corp. (1) ..............................         888,804
      5,700      Valero Energy Corp. ..........................         294,120
                                                                    -----------
                                                                      2,377,268
                                                                    ===========
FINANCE -- 8.2%
     14,750      AFLAC, Inc. ..................................         684,695
     16,250      Northern Trust Corp. .........................         842,075
     25,800      SEI Investments Co. ..........................         954,600
                                                                    -----------
                                                                      2,481,370
                                                                    ===========
HEALTH CARE -- 17.1%
     12,700      Amgen, Inc.* .................................       1,001,522
     18,700      Covance, Inc.* (1) ...........................         907,885
      6,000      Genentech, Inc.* (1) .........................         555,000
      9,810      Johnson & Johnson ............................         589,581
     18,150      Medtronic, Inc. ..............................       1,044,895
     17,200      UnitedHealth Group, Inc. (1) .................       1,068,808
                                                                    -----------
                                                                      5,167,691
                                                                    ===========
INDUSTRIALS -- 13.0%
     19,750      Caterpillar, Inc. ............................       1,140,957
     17,700      Danaher Corp. ................................         987,306
     14,550      General Electric Co. .........................         509,978
      7,150      Jacobs Engineering Group, Inc.* ..............         485,271
     10,550      L-3 Communications Holdings, Inc. ............         784,392
                                                                    -----------
                                                                      3,907,904
                                                                    ===========


--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 19.9%
     13,500      Adobe Systems, Inc.* .........................     $   498,960
     11,000      Apple Computer, Inc.* ........................         790,790
     47,100      Applied Materials, Inc. ......................         844,974
     11,300      Automatic Data Processing, Inc. ..............         518,557
     37,150      Cisco Systems, Inc.* .........................         636,008
     18,400      Fiserv, Inc.* ................................         796,168
     42,750      Microsoft Corp. ..............................       1,117,913
     23,500      Telefonaktiebolaget LM Ericsson(1) ...........         808,400
                                                                    -----------
                                                                      6,011,770
                                                                    ===========
MISCELLANEOUS -- 4.1%
     20,600      iShares S&P 500(R) Growth Index Fund .........       1,221,168
                                                                    ===========

TOTAL COMMON STOCKS
(Cost $27,241,597) -- 96.2% ...................................      29,014,092
                                                                    ===========

SHORT-TERM INVESTMENTS -- 3.8%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$ 1,142,000      3.40%, 01/03/06 ..............................       1,141,784
                                                                    ===========

TOTAL SHORT-TERMS INVESTMENTS
(Cost $1,141,784) -- 3.8% .....................................       1,141,784
                                                                    ===========

COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 15.3%
(Cost $4,622,398) .............................................       4,622,398
                                                                    ===========

TOTAL INVESTMENTS
(Cost $33,005,779) -- 115.3% ..................................      34,778,274

Liabilities less other assets  -- (15.3)% .....................      (4,609,421)
                                                                    ===========

TOTAL NET ASSETS -- 100.0%
  (equivalent to $8.42 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  3,582,471 shares outstanding)                                     $30,168,853
                                                                    ===========

*Non-income producing security

(1) Security on Loan, see accompanying Notes for collateral pool detail.



See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                              9

================================================================================
SMALL CAP FUND

OBJECTIVE:

The UMB Scout Small Cap Fund seeks long-term growth of capital by investing in smaller companies located anywhere in the United States.

The UMB Scout Small Cap Fund finished the final six months of 2005 by providing investors with a 5.81% return, slightly trailing the Fund's benchmark, the Russell 2000(R) Index, which provided a return of 5.88%. As of December 31, 2005, the Fund has outpaced the Russell 2000(R) Index with its 1-year, 5-year and 10-year returns. For those time periods, the Fund's returns were 5.60%, 12.35% and 11.41% versus the Russell 2000(R) Index's returns of 4.55%, 8.22% and 9.26%. The performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current perfor-mance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end, please call 800-996-2862 or visit umbscoutfunds.com.

We continued to overweight the Fund in the Information Technology, Industrials and Health Care sectors as our models showed that growth oriented stocks remained a better bet than value stocks. Following the Advisor's bottom-up investment approach, most opportunities emerged from these sectors resulting in their overweight positions. Moreover, the biggest contributors to the Fund's performance during the period were found in these sectors. Additionally, the Fund benefited from three large positions that were acquired including: IDX Systems Corp., SS&C Technologies Inc., and LabOne Inc. (1)

While sector weightings may greatly impact the Fund's performance, we continue to believe that selecting the right securities within a sector as opposed to just weighting the right sectors will have the greatest impact. Although we have remained focused on adding equities of companies with strong balance sheets and good potential for cash flow growth, a number of issues were eliminated in the Information Technology, Industrials, Health Care and Consumer Discretionary sectors due to their poor stock performances and deteriorating fundamentals.

At quarter end, the bull market completed its 39th month from the October 2002 low. The Advisor's research shows that a typical bull market lasts around 36 to 39 months. Therefore, the Advisor believes we have reached the mature stage of this bull market and it is more important than ever to eliminate the securities that have started to lag or falter. The Fund will then reinvest the proceeds into issues that the Advisor believes


--------------------------------------------------------------------------------
10                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================


have the potential to continue to perform well or traditionally emerge strong at the beginning of a bear market. As a result, a number of new issues were added in Information Technology, Industrials, Materials, Health Care, as well as Energy. Due to the limited focus of this Fund, the UMB Scout Small Cap Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks.

On behalf of the staff, I want to thank you for your continued support and investment in the UMB Scout Small Cap Fund.

David R. Bagby, CFA
Scout Investment Advisors, Inc.

1 Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.



HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB Scout Small Cap Fund (UMBHX)
as of December 31, 2005

              Quarterly            $$           Quarterly         $$      Quarter Lipper       $$
   Date     Small Cap Return    Small Cap     Russell Return    Russell    Small Cap Core     Lipper
-----------------------------------------------------------------------------------------------------
12/31/1995       1.192%           10,000           2.168%        10,000         2.689%        10,000
12/31/1996       3.862%           11,255           5.212%        11,650         3.478%        11,872
12/31/1997      -0.763%           13,846          -3.349%        14,256        -5.314%        14,511
12/31/1998       8.685%           13,336          16.309%        13,893        16.813%        13,984
12/31/1999      -1.663%           13,504          18.445%        16,846        18.955%        16,805
12/31/2000       8.257%           16,451          -6.908%        16,337        -4.184%        17,971
12/31/2001       9.754%           18,321          21.086%        16,743        21.809%        19,251
12/31/2002       4.364%           16,184           6.158%        13,314         5.794%        15,549
12/31/2003      15.523%           22,361          14.522%        19,605        14.850%        21,909
12/31/2004      12.302%           27,891          14.093%        23,199        11.437%        25,933
12/31/2005       1.513%           29,454           1.135%        24,240        1.667%         27,893


(2)Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

Performance returns for the UMB Scout Small Cap Fund, Russell 2000(R) Index and Lipper Small-Cap Core Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.



--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             11

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Small Cap Fund (UMBHX)

PIE CHART OMITTED

      Information Technology .............................  41%

      Industrials ........................................  19%

      Health Care ........................................  17%

      Materials ..........................................   5%

      Consumer Discretionary .............................   4%

      Energy .............................................   2%

      Financials .........................................   2%

      Miscellaneous ......................................   2%

      Consumer Staples ...................................   1%

      Cash & Cash Equivalents ............................   7%
--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.


COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB Scout Small Cap Fund (UMBHX)
as of December 31, 2005

                                                  1 Year  3 Years  5 Years  10 Years
------------------------------------------------------------------------------------
UMB Scout Small Cap Fund ....................      5.60%   22.09%   12.35%   11.41%

Russell 2000(R) Index(1) ....................      4.55%   22.13%    8.22%    9.26%

Lipper Small-Cap Core Funds Index(1) ........      7.56%   21.51%    9.19%   10.80%
------------------------------------------------------------------------------------

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses were in effect for the periods shown, returns would have been lower.

A redemption fee of 2% will be imposed on redemptions or exchanges made within two months of purchase of shares in the UMB Scout Small Cap Fund. Please see the prospectus for more information about the fee and which accounts it applies to.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Prior to July 2, 2001, the Fund was known as the UMB Scout Regional Fund and was managed in accordance with a different investment objective and strategy.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.



TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB Scout Small Cap Fund (UMBHX)

                                                       Market        Percent
                                                   Value (000's)     of Total
--------------------------------------------------------------------------------
Bucyrus International, Inc. ...................... $   13,702          3.1%
MICROS Systems, Inc. .............................     13,288          3.0%
Carpenter Technology Corp. .......................     12,684          2.9%
Gardner Denver, Inc. .............................     12,325          2.8%
Palomar Medical Technologies, Inc. ...............     11,038          2.5%
ANSYS, Inc. ......................................     10,886          2.5%
Transaction Systems Architects, Inc. .............     10,796          2.5%
Diodes, Inc. .....................................     10,402          2.4%
Genesee & Wyoming, Inc. ..........................     10,326          2.4%
HealthExtras, Inc. ...............................     10,040          2.3%
--------------------------------------------------------------------------------
TOTAL                                                $115,487         26.4%
--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.



HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB Scout Small Cap Fund (UMBHX)

                                                  Income &                    Cumulative(2)
                                   Net          Short-Term       Long-Term       Value Per
                                  Asset            Gains           Gains        Share Plus
                                  Value        Distribution     Distribution   Distributions
---------------------------------------------------------------------------------------------
12/31/01(3) ..............     $   10.89        $   0.89         $  1.07        $   21.22
12/31/02 .................          9.49            0.03            0.11            19.96
12/31/03 .................         12.83             --             0.28            23.58
12/31/04 .................         15.39            0.09            0.51            26.74
12/31/05 .................         15.85            0.17            0.24            27.61
---------------------------------------------------------------------------------------------

(2)Does not assume any compounding of reinvested distributions.

(3)The Fund's objective was modified in 2001.

Distributions typically occur in June and December.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.


--------------------------------------------------------------------------------
12                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

SMALL CAP FUND
--------------------------------------------------------------------------------
NUMBER OF
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS -- 93.1%
COMMERCIAL SERVICES & SUPPLIES -- 1.3%
      222,000    Layne Christensen Co.* ......................    $   5,645,460
                                                                  =============

CONSUMER DISCRETIONARY -- 3.5%
      119,000    Flexsteel Industries, Inc. ..................        1,700,510
      237,400    RC2 Corp.* ..................................        8,432,448
      285,000    Universal Electronics, Inc.* ................        4,910,550
                                                                  -------------
                                                                     15,043,508
                                                                  =============
CONSUMER STAPLES -- 0.8%
      135,000    Casey's General Stores, Inc. ................        3,348,000
                                                                  =============

ELECTRICAL EQUIPMENT -- 7.3%
      170,000    Baldor Electric Co. .........................        4,360,500
      160,000    Franklin Electric Co., Inc. .................        6,326,400
      250,000    Gardner Denver, Inc.* .......................       12,325,000
      160,000    Genlyte Group, Inc.* ........................        8,571,200
                                                                  -------------
                                                                     31,583,100
                                                                  =============
ENERGY -- 2.0%
      150,000    CARBO Ceramics, Inc. ........................        8,478,000
                                                                  =============

FINANCIALS -- 2.0%
      100,000    Hilb, Rogal & Hobbs Co. .....................        3,851,000
      100,000    Portfolio Recovery Associates, Inc. .........        4,644,000
                                                                  -------------
                                                                      8,495,000
                                                                  =============
HEALTH CARE -- 17.0%
      150,000    ArthroCare Corp.* ...........................        6,321,000
      150,000    Biosite, Inc.* ..............................        8,443,500
      300,000    DJ Orthopedics, Inc.* .......................        8,274,000
      125,000    Haemonetics Corp.* ..........................        6,107,500
      400,000    HealthExtras, Inc.* .........................       10,040,000
      265,000    Integra LifeSciences Holdings* ..............        9,396,900
      135,000    Intermagnetics General Corp.* ...............        4,306,500
      315,000    Palomar Medical Technologies, Inc.* .........       11,037,600
      300,000    Par Pharmaceutical Cos., Inc.* ..............        9,402,000
                                                                  -------------
                                                                     73,329,000
                                                                  =============
MACHINERY -- 4.8%
      260,000    Bucyrus International, Inc. .................       13,702,000
      240,000    CLARCOR, Inc. ...............................        7,130,400
                                                                  -------------
                                                                     20,832,400
                                                                  =============
MATERIALS -- 5.1%
      250,000    Albemarle Corp. .............................        9,587,500
      180,000    Carpenter Technology Corp. ..................       12,684,600
                                                                  -------------
                                                                     22,272,100
                                                                  =============
MISCELLANEOUS -- 1.9%
      120,000    iShares Russell 2000(R) Growth Index Fund ...        8,359,200
                                                                  =============


--------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

SOFTWARE & SERVICES -- 17.2%
      255,000    ANSYS, Inc.* ................................    $  10,885,950
      275,000    FileNET Corp.* ..............................        7,108,750
      200,000    FTI Consulting, Inc.* .......................        5,488,000
      210,000    j2 Global Communications, Inc.* .............        8,975,400
      298,000    Mediware Information Systems, Inc.* .........        3,587,920
      275,000    MICROS Systems, Inc.* .......................       13,288,000
      300,000    MSC Software Corp.* .........................        5,100,000
      375,000    Transaction Systems Architects, Inc.* .......       10,796,250
      475,000    Witness Systems, Inc.* ......................        9,343,250
                                                                  -------------
                                                                     74,573,520
                                                                  =============
TECHNOLOGY HARDWARE
& EQUIPMENT -- 24.5%
      193,000    Anixter International, Inc.* ................        7,550,160
      300,000    Belden CDT, Inc. ............................        7,329,000
      230,000    Cymer, Inc.* ................................        8,167,300
      335,000    Diodes, Inc.* ...............................       10,401,750
      350,000    DSP Group, Inc.* ............................        8,771,000
      310,000    Electro Scientific Industries, Inc.* ........        7,486,500
      250,000    Electronics for Imaging, Inc.* ..............        6,652,500
      400,000    FEI Co.* ....................................        7,668,000
      275,000    Measurement Specialties, Inc.* ..............        6,696,250
      400,000    Metrologic Instruments, Inc.* ...............        7,704,000
      347,000    Microsemi Corp.* ............................        9,598,020
      400,000    Power Integrations, Inc.* ...................        9,524,000
      300,000    Standard Microsystems Corp.* ................        8,607,000
                                                                  -------------
                                                                    106,155,480
                                                                  =============
TRADING COMPANIES
& DISTRIBUTORS -- 0.5%
       62,300    Lawson Products, Inc. .......................        2,351,202
                                                                  =============

TRANSPORTATION -- 5.2%
      275,000    Genesee & Wyoming, Inc. .....................       10,326,250
      295,000    Heartland Express, Inc. .....................        5,985,550
      250,000    Kansas City Southern* .......................        6,107,500
                                                                  -------------
                                                                     22,419,300
                                                                  =============
TOTAL COMMON STOCKS
(Cost $359,808,954) -- 93.1% .................................      402,885,270
                                                                  =============
SHORT-TERM INVESTMENTS -- 7.8%
U.S. GOVERNMENT AGENCIES
               Federal Home Loan Bank
$  33,640,000    3.40%, 01/03/06 .............................       33,633,646
                                                                  =============

TOTAL SHORT-TERM INVESTMENTS
(Cost $33,633,646) -- 7.8% ...................................       33,633,646
                                                                  =============
TOTAL INVESTMENTS
(Cost $393,442,600) -- 100.9% ................................      436,518,916

Liabilities less other assets -- (0.9)% ......................       (3,729,807)
                                                                  -------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $15.85 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  27,303,202 shares outstanding)                                  $ 432,789,109
                                                                  =============

*Non-income producing security



See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             13

================================================================================
WORLDWIDE FUND

OBJECTIVE:

The UMB Scout WorldWide Fund seeks long-term growth of capital and income by investing in a diversified portfolio of equity securities of established companies either located outside the United States, or whose principal business is carried on outside the United States.

The second half of 2005 got off to a strong start for the international markets, as evidenced by the Fund's benchmark, MSCI EAFE Index advancing 10.4% in the third quarter and slowing to a still respectable 4.1% return in the fourth quarter.

With the UK pound down over 6% and the Japanese yen down over 4% against the dollar in the second half of 2005, foreign equities continued to face a stiff headwind as compared with domestic equity markets. However, the Fund's underweight positions in the UK and Japan limited the negative effects of the devaluation in these currencies and added a positive contribution for the Fund's performance relative to the benchmark. Canada's and Chile's currencies advanced strongly in the second half of 2005, also providing a boost to relative performance.

Regarding country holdings, positions in the UK, Brazil, France and Austria were the positive standouts for the Fund in the six months ended December 31, 2005, while the Fund's underexposure in Japan placed the greatest drag on relative performance. In the cases of the UK and France, the Fund's underweight position provided positive contributions as returns in those countries lagged the benchmark. Overweight positions in Brazil and Austria coupled with very strong returns from those countries also contributed to relative out-performance. Japan provided the strongest returns during the second half of 2005. While the Fund's underweight position in Japan mitigated the effect of the yen's weakness it also limited the positive contribution from the country which comprises the largest component of the benchmark. Despite our Japanese picks advancing a seemingly scorching 28%, the Index's Japan constituents did even better -- up 33% (led by several Financials which advanced over 50% in the period).

Energy stocks in the benchmark index were among the weaker performers in the second half of 2005 -- up a tepid 5%. In welcome contrast, our Energy positions advanced 23% providing, by far, the strongest contribution to relative outperformance. Our three largest positions which, combined, account for nearly 7% of the Fund's holdings, registered the strongest results among our Energy picks: OMV (Austria) up 28%, PetroBras (Brazil) up 37%, and Technip (France) up 30%.(1)

Holdings in the Industrials sector provided the next largest positive contribution to the Fund's relative performance. Industrials holdings, which are very close to a benchmark weight, rose 37% vs. a 22% advance of the Index's Industrials components. We also benefited from a continued significant overweight position in Information Technology as that sector advanced 18% in the last six months of 2005.

While stock selection in the Financials sector only lagged the Index constituents' performance slightly, the significant underweight in this strongly performing sector accounted for the most significant drag on relative performance during the period. Our paper and fertilizer focused Materials selections were also a drag in the second half of 2005 as chemicals and building materials did much better in the period.

Since our last report in July, we introduced ten new companies to the portfolio -- Nidec Corp., a Japanese manufacturer of miniature electric motors; Erste Bank, an Austrian bank with extensive operations in Eastern Europe; Royal Bank of Canada; Roche Holdings, a Swiss pharmaceutical company; Anglo-Irish Bank, an Irish commercial lender; GlaxoSmithKline, a UK pharmaceutical company; ABB, a Swiss/Swedish industrial company; Asahi Brewery, a Japanese beer brewer; Ito-En, a Japanese beverage maker with a focus on green tea; and Fanuc, a Japanese industrial robot manufacturer. Note that a new name on the portfolio, Seven & I Holdings was the product of a merger of one of our former holdings, Ito-Yokado Company. (1)


--------------------------------------------------------------------------------
14                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================

In the same time period we eliminated the following 10 positions -- Aracruz Cellulose (Brazilian pulp and paper); WPP Group (UK advertising); Flextronics (Singapore Electronic Contract Manufacturing); Portugal Telecom (Portugal and South American telecommunications); Norsk Hydro (Norwegian hydro energy and aluminum); Encana (Canadian energy); Ajinomoto (Japanese food products); Fuji Photo Film (Japanese photographic supplies and technology); Telecom Italia (Italian wireline and wireless telecommunications company); and Hitachi (Japanese industrial). (1)

The UMB Scout WorldWide Fund ended December 31, 2005, at $28.26 per share. In the second half of 2005, the international equity markets advanced nearly 14.88% -- a welcome improvement on the 1% decline from January through June 2005. Against this backdrop, the UMB Scout WorldWide Fund was up 16.07% -- 1.19 percentage points better than the MSCI EAFE benchmark. The Fund's one-, five- and ten-year returns as of December 31, 2005 were 19.58%, 7.06% and 10.87% versus the MSCI EAFE Index's returns of 13.54%, 4.55% and 5.84% for the same time periods. The performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end, please call 800-996-2862 or visit umbscoutfunds.com.

Please keep in mind that foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risk.

Thank you for your continued support of the UMB Scout WorldWide Fund and the UMB Scout Funds family.

James L. Moffett, CFA
Scout Investment Advisors, Inc.

(1) Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund's portfolio represented by the securities or sectors mentioned in this letter.

HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB Scout WorldWide Fund (UMBWX)
as of December 31, 2005

                  Quarterly             $$            Quarterly         $$
   Date         WorldWide Return     WorldWide       MSCI Return       MSCI
--------------------------------------------------------------------------------
12/31/1995           1.829%            10,000           4.049%        10,000
12/31/1996           7.223%            11,835           1.591%        10,605
12/31/1997          -2.767%            14,007          -7.831%        10,793
12/31/1998          15.681%            16,523          20.661%        12,952
12/31/1999          16.079%            21,716          16.985%        16,444
12/31/2000          -3.470%            19,942          -2.683%        14,114
12/31/2001           9.923%            17,748           6.974%        11,088
12/31/2002           6.812%            14,934           6.453%         9,320
12/31/2003          14.075%            19,877          17.079%        12,917
12/31/2004          13.527%            23,459          15.320%        15,533
12/31/2005           3.025%            28,053           4.082%        17,635


(2) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

Performance returns for the UMB Scout WorldWide Fund and MSCI EAFE Index-U.S. Dollars assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.



COUNTRY DIVERSIFICATION (UNAUDITED)
UMB Scout WorldWide Fund (UMBWX)
as of December 31, 2005


                      Country                    % Total
                     -----------------------------------
                     Australia                     4.44
                     Austria                       4.46
                     Belgium                       0.93
                     Brazil                        5.20
                     Canada                        4.66
                     Chile                         1.10
                     Denmark                       0.54
                     France                        3.93
                     Germany                       6.77
                     Greece                        2.49
                     Hong Kong                     1.06
                     Hungary                       0.86
                     Ireland                       2.61
                     Israel                        1.39
                     Italy                         2.51
                     Japan                        19.54
                     Mexico                        1.65
                     Netherlands                   2.82
                     South Korea                   1.95
                     Spain                         0.69
                     Sweden                        5.52
                     Switzerland                   8.32
                     Taiwan                        1.77
                     United Kingdom               13.41
                     United States                 1.38

Based on total investments as of December 31, 2005. Subject to change.



--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             15

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout WorldWide Fund (UMBWX)


PIE CHART OMITTED

     Health Care ...........................................  16%

     Industrials ...........................................  14%

     Information Technology ................................  14%

     Energy ................................................  12%

     Consumer Staples ......................................  11%

     Financials ............................................  11%

     Materials .............................................   9%

     Consumer Discretionary ................................   5%

     Telecommunications Services ...........................   2%

     Utilities .............................................   1%

     Cash & Cash Equivalents ...............................   5%

--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.



COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB Scout WorldWide Fund (UMBWX)
as of December 31, 2005

                                                   1 Year  3 Years  5 Years 10 Years
------------------------------------------------------------------------------------
UMB Scout WorldWide Fund ....................      19.58%   23.39%   7.06%   10.87%

MSCI EAFE Index-U.S. Dollars (net) (1) ......      13.54%   23.68%   4.55%    5.84%

Lipper International Funds Index(1) .........      15.67%   23.10%   5.34%    7.74%
------------------------------------------------------------------------------------


Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005. If the new fees and expenses were in effect for the periods shown, returns would have been lower.

A redemption fee of 2% will be imposed on redemptions or exchanges made within two months of purchase of shares in the UMB Scout WorldWide Fund. Please see the prospectus for more information about the fee and which accounts it applies to.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.



TOP TEN EQUITY HOLDINGS (UNAUDITED)
UMB Scout WorldWide Fund (UMBWX)

                                                           Market     Percent
                                                       Value (000's)  of Total
--------------------------------------------------------------------------------
OMV A.G. ............................................. $   58,075      2.9%
Komatsu Ltd. .........................................     48,527      2.4%
Petroleo Brasileiro S.A. .............................     45,142      2.3%
Canon, Inc. ..........................................     43,052      2.2%
Seven & I Holdings Co., Ltd. .........................     37,666      1.9%
Samsung Electronics Co., Ltd. ........................     36,769      1.8%
Kubota Corp. .........................................     35,572      1.8%
Telefonaktiebolaget LM Ericsson ......................     33,854      1.7%
Taiwan Semiconductor
   Manufacturing Co., Ltd. ...........................     33,423      1.7%
Nidec Corp. ..........................................     33,304      1.7%
--------------------------------------------------------------------------------
TOTAL                                                    $405,384      20.4%
--------------------------------------------------------------------------------

Based on total net assets as of December 31, 2005. Subject to change.



HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB Scout WorldWide Fund (UMBWX)

                                               Income &                       Cumulative(2)
                                    Net       Short-Term       Long-Term        Value Per
                                   Asset        Gains           Gains         Share Plus
                                   Value     Distribution    Distribution   Distributions
-------------------------------------------------------------------------------------------
12/31/01 .................      $   18.67     $   0.23       $   0.01       $   21.84
12/31/02 .................          15.58         0.14           --             18.89
12/31/03 .................          20.58         0.14           --             24.03
12/31/04 .................          24.10         0.17           --             27.72
12/31/05 .................          28.26         0.23           0.30           32.41
-------------------------------------------------------------------------------------------

(2) Does not assume any compounding of reinvested distributions.

Distributions typically occur in June and December.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.



--------------------------------------------------------------------------------
16                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

WORLDWIDE FUND

------------------------------------------------------------------------------------
NUMBER OF
SHARES                                                                       VALUE
------------------------------------------------------------------------------------

COMMON STOCKS (ADR'S) -- 95.2%
AUSTRALIA -- 4.2%
        693,076   BHP Billiton Ltd. (1) ..........................   $    23,162,600
      1,341,750   Coca-Cola Amatil Ltd. ..........................        15,161,775
        438,100   Coles Myer Ltd. ................................        26,084,474
        625,000   CSL Ltd. (2) ...................................        19,485,402
                                                                     ---------------
                                                                          83,894,251
                                                                     ===============
AUSTRIA -- 4.2%
        944,780   Erste Bank der oesterreichischen
                    Sparkassen A.G. (1) ..........................        26,216,606
        994,660   OMV A.G. (2) ...................................        58,074,628
                                                                     ---------------
                                                                          84,291,234
                                                                     ===============
BELGIUM -- 0.9%
        160,400   Solvay S.A. (2) ................................        17,614,107
                                                                     ===============

BRAZIL -- 4.9%
        737,180   Companhia de Bebidas das Americas S.A ..........        28,049,699
        118,960   Companhia de Bebidas das Americas S.A. -- Cm ...         3,889,992
        539,600   Empresa Brasileira de Aeronautica S.A ..........        21,098,360
        633,400   Petroleo Brasileiro S.A ........................        45,142,418
                                                                     ---------------
                                                                          98,180,469
                                                                     ===============
CANADA -- 4.4%
        212,350   Imperial Oil Ltd. ..............................        21,150,060
        272,200   Potash Corp. of Saskatchewan, Inc. .............        21,835,884
        286,000   Royal Bank of Canada ...........................        22,302,280
        431,200   Toronto-Dominion Bank ..........................        22,724,240
                                                                     ---------------
                                                                          88,012,464
                                                                     ===============
CHILE -- 1.1%
        190,950   Sociedad Quimica Y Minera de Chile S.A. (1) ....        20,851,740
                                                                     ===============

DENMARK -- 0.5%
        182,510   Novo-Nordisk A.S. (1) ..........................        10,282,613
                                                                     ===============

FRANCE -- 3.7%
        580,900   Sanofi-Aventis .................................        25,501,510
        439,650   Technip S.A.1 ..................................        26,721,927
        173,635   Total S.A.1 ....................................        21,947,464
                                                                     ---------------
                                                                          74,170,901
                                                                     ===============



------------------------------------------------------------------------------------
NUMBER OF
SHARES                                                                       VALUE
------------------------------------------------------------------------------------

GERMANY -- 6.4%
      2,011,000   Allianz A.G. (1) ...............................   $    30,446,540
        191,900   Bayer A.G ......................................         8,013,744
        112,950   Fresenius Medical Care A.G. (1) ................         3,956,638
        617,450   Fresenius Medical Care A.G. Pfd. ...............        19,140,950
        197,700   Henkel KGaA Pfd. ...............................        19,821,778
        534,090   SAP A.G. (1) ...................................        24,071,436
        262,205   Siemens A.G. (1) ...............................        22,442,126
                                                                     ---------------
                                                                         127,893,212
                                                                     ===============
GREECE -- 2.4%
        565,800   Coca-Cola Hellenic Bottling Co. S.A. (2) .......        16,604,275
      1,373,720   Cosmote Mobile Telecommunications S.A. (2) .....        30,429,891
                                                                     ---------------
                                                                          47,034,166
                                                                     ===============
HONG KONG -- 1.0%
      3,466,200   CLP Holdings Ltd. (1) ..........................        20,017,305
                                                                     ===============

HUNGARY -- 0.8%
        738,000   Magyar Tavkozlesi Rt. (1) ......................        16,258,140
                                                                     ===============

IRELAND -- 2.5%
        161,750   Anglo Irish Bank Corp. PLC(1) ..................        24,478,663
        444,800   Ryanair Holdings PLC*(1) .......................        24,904,352
                                                                     ===============
                                                                          49,383,015
                                                                     ===============
ISRAEL -- 1.3%
        610,500   Teva Pharmaceutical Industries Ltd. (1) ........        26,257,605
                                                                     ===============
ITALY -- 2.4%
        990,600   Luxottica Group S.p.A ..........................        25,072,086
      1,367,100   Saipem S.p.A. (2) ..............................        22,349,618
                                                                     ---------------
                                                                          47,421,704
                                                                     ===============
JAPAN -- 18.6%
        745,680   Asahi Breweries Ltd. (2) .......................         9,091,193
        731,800   Canon, Inc. ....................................        43,051,794
        175,000   Fanuc Ltd. (2) .................................        14,841,566
        500,000   Honda Motor Co., Ltd. ..........................        14,485,000
         96,250   Ito-En Ltd. (2) ................................         5,757,223
      1,195,200   Kao Corp. (2) ..................................        31,998,916
        732,200   Komatsu Ltd. (1) ...............................        48,526,555
        837,000   Kubota Corp. (1) ...............................        35,572,500
        634,500   Meitec Corp. (2) ...............................        20,535,372
      1,539,000   Nidec Corp. (1) ................................        33,303,960
      1,352,900   NTT DoCoMo, Inc. ...............................        20,726,428
        880,348   Seven & I Holdings Co., Ltd. (2) ...............        37,666,334
        567,400   Takeda Pharmaceutical Co., Ltd. (2) ............        30,670,270
        219,300   Toyota Motor Corp. (1) .........................        22,943,166
                                                                     ---------------
                                                                         369,170,277
                                                                     ===============

                                                             Continued on next page.
------------------------------------------------------------------------------------

DECEMBER 31, 2005                                                                 17

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

WORLDWIDE FUND (Continued)

------------------------------------------------------------------------------------
NUMBER OF
SHARES                                                                       VALUE
------------------------------------------------------------------------------------

MEXICO -- 1.6%
        525,799   Cemex S.A. de C.V ..............................   $    31,195,655
                                                                     ===============

NETHERLANDS -- 2.7%
      1,811,057   Aegon N.V ......................................        29,556,450
        263,700   Akzo Nobel N.V .................................        12,151,296
        575,700   ASML Holding N.V.* (1) .........................        11,560,056
                                                                     ---------------
                                                                          53,267,802
                                                                     ===============
SOUTH KOREA -- 1.9%
        112,800   Samsung Electronics Co., Ltd. ..................        36,768,660
                                                                     ===============

SPAIN -- 0.7%
        291,529   Telefonica S.A .................................        13,124,635
                                                                     ===============

SWEDEN -- 5.3%
        929,400   Hennes & Mauritz A.B. (2) ......................        31,530,420
        536,700   Sandvik A.B ....................................        25,037,055
        369,200   Svenska Cellulosa A.B. (2) .....................        13,777,850
        984,140   Telefonaktiebolaget LM Ericsson(1) .............        33,854,416
                                                                     ---------------
                                                                         104,199,741
                                                                     ===============
SWITZERLAND -- 7.9%
      2,100,000   ABB Ltd.* ......................................        20,412,000
        543,600   Mettler-Toledo International, Inc.* ............        30,006,720
        341,000   Nestle S.A.1 ...................................        25,557,950
        147,600   Nobel Biocare Holding A.G.2 ....................        32,364,492
        535,626   Novartis A.G ...................................        28,109,652
        275,100   Roche Holding A.G ..............................        20,666,888
                                                                     ---------------
                                                                         157,117,702
                                                                     ===============
TAIWAN -- 1.7%
      3,372,658   Taiwan Semiconductor Manufacturing Co., Ltd. (1)        33,423,041
                                                                     ===============

UNITED KINGDOM -- 12.8%
        520,200   BG Group PLC(1) ................................        25,838,334
        332,900   BP PLC(1) ......................................        21,378,838
        621,772   Cadbury Schweppes PLC ..........................        23,807,650
        382,000   GlaxoSmithKline PLC(1) .........................        19,283,360
        231,800   HSBC Holdings PLC(1) ...........................        18,652,946
      1,226,450   Imperial Chemical Industries PLC(1) ............        27,950,795
        610,562   Royal Bank of Scotland Group PLC(2) ............        18,395,473
        651,200   Shire Pharmaceuticals Group PLC(1) .............        25,260,048
        505,100   Smith & Nephew PLC .............................        23,411,385
      1,804,600   Tesco PLC(1) ...................................        31,553,431
        830,950   Vodafone Group PLC .............................        17,840,497
                                                                     ---------------
                                                                         253,372,757
                                                                     ===============



------------------------------------------------------------------------------------
NUMBER OF SHARES/
PRINCIPAL AMOUNT                                                          VALUE
------------------------------------------------------------------------------------

UNITED STATES -- 1.3%
        560,600   AFLAC, Inc. ....................................   $    26,023,052
                                                                     ===============

TOTAL COMMON STOCKS (ADR'S)
(Cost $1,435,740,932) -- 95.2% ...................................     1,889,226,248
                                                                     ===============

SHORT-TERM INVESTMENTS -- 5.0%
U.S. GOVERNMENT AGENCIES
                Federal Home Loan Bank
$    98,599,000   3.40%, 01/03/06 ................................        98,580,376
                                                                     ===============

TOTAL SHORT-TERM INVESTMENTS
(Cost $98,580,376) -- 5.0% .......................................        98,580,376
                                                                     ===============
COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 9.9%
(Cost $197,163,875) ..............................................       197,163,875
                                                                     ===============

TOTAL INVESTMENTS
(Cost $1,731,485,183) -- 110.1% ..................................     2,184,970,499

Liabilities less other assets -- (10.1)% .........................      (200,689,066)
                                                                     ---------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $28.26 per share;
  unlimited shares of $1.00 par value
  capital shares authorized;
  70,206,762 shares outstanding) .................................   $ 1,984,281,433
                                                                     ===============

ADR - American Depositary Receipt

*Non-income producing security

(1)Security on Loan, see accompanying Notes for collateral pool detail.

(2)Non ADR


See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================
BOND FUND

OBJECTIVE:

The UMB Scout Bond Fund seeks maximum current income consistent with quality and maturity standards by investing in a diversified portfolio of fixed-income obligations.

The first half of our fiscal year (the second half of 2005), was marked by a continuation of the Federal Open Market Committee's ("FOMC") campaign to increase overnight rates at a "measured pace" in order to offset building inflationary pressures. Overnight rates continued upward, finishing the calendar year at 4.25%.

Impacted by the Fed's moves, short-term rates rose more dramatically than long-term (10-year) rates over the past six months. As a result, the yield curve had "flattened" by year-end, with rates from 2-10 years hovering around 4.40%. This flatness is generally an indicator of benign outlooks for inflation and the Fed Funds target rate over the next several months.

The Fed's steady push towards higher rates resulted in extremely modest returns for all sectors of the intermediate bond markets. Intermediate corporate bonds experienced slightly negative returns for the six months ended December 31, while government bonds were essentially flat and portions of the mortgage-backed market generated slightly positive returns.

The first half of our fiscal year marked a period where cash-equivalents posted the highest returns, which is typical when rates are rising. We expect intermediate bonds to post very modest returns until the FOMC tightening phase comes to a close. It was widely assumed that overnight rates were nearing the end of their upward move during the fourth quarter, and longer-term rates (10 years and longer) had stopped rising. This scenario, if it continues, might allow bond mutual funds to generate total return numbers more in line with average yields. Keep in mind that, in an environment of rising interest rates, investors may expect to see declining bond prices.

We continue to believe that the UMB Scout Bond Fund could be a suitable choice for investors seeking a relatively stable fixed-income return, while seeking to avoid the volatility associated with severe interest rate speculation or aggressive exposure to credit risk.

Thank you for your continued support.

J. Eric Kelley
Scout Investment Advisors, Inc.

HYPOTHETICAL GROWTH OF $10,000 (UNAUDITED)
UMB Scout Bond Fund (UMBBX)
as of December 31, 2005

                  Quarterly            $$              Quarterly            $$
   Date          Bond Return          Bond             LB Return            LB
--------------------------------------------------------------------------------
12/31/1995          3.014%           10,000              3.517%           10,000
12/31/1996          2.165%           10,354              2.448%           10,405
12/31/1997          2.052%           11,105              2.141%           11,223
12/31/1998          0.131%           11,898              0.295%           12,170
12/31/1999          0.130%           11,920              0.054%           12,217
12/31/2000          3.645%           13,025              3.697%           13,453
12/31/2001         -0.076%           14,076              0.082%           14,659
12/31/2002          1.200%           15,468              1.694%           16,101
12/31/2003         -0.160%           15,802              0.059%           16,794
12/31/2004          0.271%           16,183              0.439%           17,306
12/31/2005          0.241%           16,337              0.513%           17,579


(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.

Performance returns for the UMB Scout Bond Fund and Lehman Brothers Gov't./Credit Intermediate Index assume distributions were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.


--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             19

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Bond Fund (UMBBX)

PIE CHART OMITTED

         Mortgage Backed ..................................   40%

         Agency ...........................................   22%

         Corporate Bonds ..................................   22%

         Treasury .........................................   16%
--------------------------------------------------------------------------------

Based on total investments as of December 31, 2005. Subject to change.



COMPARATIVE RATES OF RETURN (UNAUDITED)
UMB Scout Bond Fund (UMBBX)
as of December 31, 2005

                                                   1 Year    3 Years   5 Years  10 Years
----------------------------------------------------------------------------------------
UMB Scout Bond Fund ............................    0.95%     1.84%     4.64%     5.03%

Lehman Bros. Govt./Credit Int. Index(1) ........    1.58%     2.97%     5.50%     5.80%
Lipper Short/Intermediate Investment

   Grade Debt Fund Index(1) ....................    1.35%     2.61%     4.53%     5.07%
----------------------------------------------------------------------------------------

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The returns for the periods prior to April 1, 2005 do not reflect the fees and expenses in effect as of April 1, 2005; however, the total fees and expenses before and after April 1, 2005 are expected to be the same, and therefore, there would be no change in performance if the new fees and expenses, including the Advisor's agreement to limit total Fund expenses, were in effect for the periods shown.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Unmanaged index of stocks, bonds, mutual funds or commodities. It is not possible to invest directly in an index.



HISTORICAL PER-SHARE RECORD (UNAUDITED)
UMB Scout Bond Fund (UMBBX)

                                                  Income &                  Cumulative(2)
                                      Net       Short-Term    Long-Term      Value Per
                                     Asset         Gains        Gains        Share Plus
                                     Value     Distribution  Distribution  Distributions
-------------------------------------------------------------------------------------------
12/31/01 .................        $   11.38     $   0.59     $    --      $   25.40
12/31/02 .................            11.71         0.57         0.19         26.49
12/31/03 .................            11.39         0.50         0.07         26.74
12/31/04 .................            11.22         0.41         0.03         27.01
12/31/05 .................            10.91         0.41          --          27.11
-------------------------------------------------------------------------------------------

(2)Does not assume any compounding of reinvested distributions.

Distributions typically occur in June and December.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

TAXABLE YIELD CURVES (UNAUDITED)
UMB Scout Bond Fund (UMBBX)
as of December 31, 2005

Years to Maturity     Treasuries   Agencies    AA Industrials
-------------------------------------------------------------
        1               4.4431      4.7651          4.6974
        2               4.4135      4.7206          4.7699
        3               4.3686      4.7162          4.7521
        4               4.3651      4.7574          4.7869
        5               4.3526      4.7824          4.8136
        6
        7               4.3622       4.813          4.9099
        8                           4.7918          4.9509
        9                           4.8088          4.9958
       10               4.3887      4.8099          5.0225
       11
       12
       13
       14
       15                           5.1489          5.2443
       16
       17
       18
       19
       20               4.6157      5.1208          5.3193
       21
       22
       23
       24
       25                           4.9245          5.3227
       26
       27
       28
       29
       30               4.5352      5.0225          5.3342


Source: Bloomberg, L.P.



--------------------------------------------------------------------------------
20                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS -- 21.8%
                American International Group, Inc.
$ 1,375,000        2.875%, 05/15/08 .........................        $ 1,313,372
                Anheuser-Busch Companies, Inc.
    750,000        5.75%, 04/01/10 ..........................            776,537
                Applied Materials, Inc.
    500,000        6.75%, 10/15/07 ..........................            513,637
                Berkshire Hathaway, Inc.
    575,000        3.375%, 10/15/08 .........................            554,391
  1,000,000        4.20%, 12/15/10 ..........................            969,193
    800,000        4.625%, 10/15/13 .........................            781,582
                Caterpillar Financial Services Corp.
  2,900,000        2.59%, 07/15/061 .........................          2,867,195
                Computer Sciences Corp.
  1,500,000        3.50%, 04/15/08 ..........................          1,439,619
                Harvard University
    500,000        8.125%, 04/15/07 .........................            521,510
                IBM Corp.
    500,000        7.50%, 06/15/13 ..........................            579,623
                Lincoln National Corp.
  1,000,000        4.75%, 02/15/14 ..........................            972,481
                M&I Bank
  1,454,545        2.90%, 08/18/09 ..........................          1,397,228
                Matson Navigation Co.
    230,000        5.337%, 09/04/28 .........................            236,938
                Merrill Lynch & Co.
  1,566,000        6.00%, 02/17/09 ..........................          1,616,057
                Morgan Stanley
  3,000,000        3.875%, 01/15/09 .........................          2,913,810
                Northern Trust Corp.
  1,650,000        2.875%, 12/15/06 .........................          1,618,683
    465,000        7.10%, 08/01/09 ..........................            496,223
                SBC Communications, Inc.
  2,000,000        6.25%, 03/15/111 .........................          2,093,226
                SLM Corp.
  1,000,000        4.50%, 07/26/10 ..........................            980,016
                Sysco Corp.
    750,000        7.00%, 05/01/06 ..........................            754,814
                Target Corp.
     50,000        3.375%, 03/01/08 .........................             48,603
  1,000,000        6.35%, 01/15/11 ..........................          1,066,867
                United Tech Corp.
    500,000        7.00%, 09/15/06 ..........................            507,976
                Verizon Global Funding Corp.
     75,000        4.00%, 01/15/08 ..........................             73,591
                Verizon Virginia, Inc.
  3,000,000        4.625%, 03/15/13 .........................          2,782,956
                Wisconsin Electric Power Co.
    500,000        6.625%, 11/15/06 .........................            507,844
                                                                     -----------

TOTAL CORPORATE BONDS
(Cost $28,628,592) -- 21.8% .................................         28,383,972
                                                                     ===========


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

GOVERNMENT-SPONSORED
ENTERPRISES -- 39.7%
                Government National
                   Mortgage Association
$     1,187        8.00%, 06/20/06 ..........................        $     1,193
        760        8.50%, 07/15/06 ..........................                771
        524        8.00%, 08/15/06 ..........................                529
      3,317        8.00%, 08/15/06 ..........................              3,350
      2,847        7.50%, 08/20/06 ..........................              2,858
      1,428        7.50%, 09/15/06 ..........................              1,440
      3,810        7.50%, 04/15/07 ..........................              3,881
      9,686        6.25%, 05/15/08 ..........................              9,859
     12,982        6.00%, 07/20/08 ..........................             13,160
     55,906        6.00%, 08/15/08 ..........................             56,847
     23,841        9.50%, 10/15/08 ..........................             25,638
      6,245        6.00%, 10/20/08 ..........................              6,330
      2,760        6.00%, 11/20/08 ..........................              2,798
      8,146        6.50%, 02/20/09 ..........................              8,356
     12,224        7.50%, 03/20/09 ..........................             12,632
     28,606        6.00%, 05/15/09 ..........................             29,245
     15,001        7.00%, 05/15/09 ..........................             15,463
     63,249        6.00%, 04/15/11 ..........................             64,938
     39,360        6.50%, 10/15/11 ..........................             40,668
     75,236        6.50%, 02/15/12 ..........................             77,738
     29,883        6.00%, 02/20/13 ..........................             30,598
      5,787        6.00%, 03/15/13 ..........................              5,943
     50,632        6.00%, 03/20/13 ..........................             51,845
     13,420        6.00%, 06/15/13 ..........................             13,783
     78,508        6.00%, 08/15/13 ..........................             80,633
     57,487        6.00%, 08/20/13 ..........................             58,864
     83,784        6.00%, 12/20/13 ..........................             85,790
     75,251        6.00%, 01/20/14 ..........................             77,083
     82,625        6.00%, 02/15/14 ..........................             84,894
     69,623        6.00%, 02/20/14 ..........................             71,317
     86,056        6.00%, 05/15/14 ..........................             88,419
     39,151        6.00%, 05/20/14 ..........................             40,103
     47,348        7.00%, 08/20/15 ..........................             49,275
      7,336        6.00%, 01/20/16 ..........................              7,515
  1,173,825        3.1296%, 04/16/16 ........................          1,138,655
    214,216        5.50%, 04/20/16 ..........................            216,820
     86,997        6.00%, 04/20/16 ..........................             89,113
    374,495        6.00%, 05/15/16 ..........................            384,774
     77,445        6.50%, 05/15/16 ..........................             80,035
    117,258        6.00%, 07/20/16 ..........................            120,110
     47,450        7.00%, 07/20/16 ..........................             49,383
    120,185        6.00%, 08/15/16 ..........................            123,484
    129,342        6.00%, 08/15/16 ..........................            132,892
    162,981        6.00%, 08/15/16 ..........................            167,454
    432,957        5.50%, 09/20/16 ..........................            438,220
    194,183        7.00%, 09/20/16 ..........................            202,092
    237,098        5.50%, 11/15/16 ..........................            240,716
    972,222        5.50%, 11/15/16 ..........................            987,060
    336,595        6.00%, 11/15/16 ..........................            345,834
      7,842        6.00%, 12/20/16 ..........................              7,938
    754,213        5.50%, 01/15/17 ..........................            765,634

                                                         Continued on next page.

--------------------------------------------------------------------------------

DECEMBER 31, 2005                                                             21

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

BOND FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

GOVERNMENT-SPONSORED
ENTERPRISES (Continued)
                Government National
                   Mortgage Association (Continued)
$     7,305        6.00%, 01/15/17 ..........................        $     7,506
    307,782        6.50%, 01/15/17 ..........................            318,022
     22,412        6.00%, 02/15/17 ..........................             23,028
    252,512        6.00%, 02/15/17 ..........................            259,451
     77,793        5.50%, 02/20/17 ..........................             78,728
    839,880        5.50%, 03/20/17 ..........................            849,978
    301,287        5.00%, 04/20/17 ..........................            299,889
    503,450        5.50%, 05/20/17 ..........................            509,503
    125,772        5.00%, 06/15/17 ..........................            125,564
    268,320        5.50%, 06/20/17 ..........................            271,547
    524,961        5.50%, 08/15/17 ..........................            532,911
    568,166        5.50%, 08/15/17 ..........................            576,770
    160,628        5.50%, 08/20/17 ..........................            162,559
    174,427        5.50%, 09/20/17 ..........................            176,524
    681,885        5.50%, 10/15/17 ..........................            692,211
  1,146,760        5.50%, 10/15/17 ..........................          1,164,126
    175,873        6.00%, 10/15/17 ..........................            180,706
    546,305        5.50%, 10/20/17 ..........................            552,873
    437,205        6.00%, 10/20/17 ..........................            447,855
    500,211        5.00%, 11/15/17 ..........................            499,415
     26,659        5.50%, 11/15/17 ..........................             27,063
    822,895        5.50%, 11/15/17 ..........................            835,357
    484,344        5.00%, 11/20/17 ..........................            482,097
     43,406        5.00%, 12/15/17 ..........................             43,337
    142,810        5.00%, 12/15/17 ..........................            142,583
  1,420,447        5.50%, 12/15/17 ..........................          1,441,957
    116,742        5.00%, 12/20/17 ..........................            116,200
    111,005        5.00%, 02/15/18 ..........................            110,824
    555,920        5.00%, 02/15/18 ..........................            555,015
  1,442,715        5.00%, 02/15/18 ..........................          1,440,401
     27,126        5.00%, 03/15/18 ..........................             27,082
     84,723        5.00%, 03/15/18 ..........................             84,585
     46,564        5.50%, 03/20/18 ..........................             47,118
  2,270,393        5.00%, 04/16/18 ..........................          2,269,208
  1,739,241        5.00%, 04/20/18 ..........................          1,730,954
    259,600        5.00%, 05/15/18 ..........................            259,177
     79,322        5.00%, 06/15/18 ..........................             79,193
    175,755        5.00%, 06/20/18 ..........................            174,917
     54,306        5.00%, 07/15/18 ..........................             54,217
     55,837        5.00%, 07/15/18 ..........................             55,746
     63,035        5.00%, 07/15/18 ..........................             62,932
    148,523        5.00%, 07/15/18 ..........................            148,281
    145,030        5.00%, 07/20/18 ..........................            144,338
    505,573        5.50%, 07/20/18 ..........................            511,590



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

GOVERNMENT-SPONSORED
ENTERPRISES (Continued)
                Government National
                   Mortgage Association (Continued)
$    17,330        4.50%, 08/15/18 ..........................        $    17,010
     46,335        5.00%, 08/15/18 ..........................             46,259
  1,155,791        5.00%, 08/15/18 ..........................          1,153,910
    492,452        5.00%, 08/20/18 ..........................            490,106
    248,384        5.50%, 08/20/18 ..........................            251,340
     53,252        6.00%, 09/15/18 ..........................             54,534
    404,460        5.00%, 10/15/18 ..........................            403,776
    145,435        5.50%, 10/15/18 ..........................            147,620
    449,147        5.50%, 10/20/18 ..........................            454,494
     16,612        5.00%, 11/15/18 ..........................             16,585
     36,019        5.00%, 12/20/18 ..........................             35,848
    264,364        5.00%, 02/20/19 ..........................            262,982
     97,209        5.00%, 04/15/19 ..........................             97,014
    800,741        5.00%, 06/20/19 ..........................            796,555
    946,362        5.50%, 06/20/19 ..........................            957,676
    102,903        5.50%, 07/20/19 ..........................            104,133
    590,303        5.00%, 08/20/19 ..........................            587,218
    234,015        5.50%, 08/20/19 ..........................            236,813
     21,712        5.00%, 09/15/19 ..........................             21,668
  2,500,000        6.00%, 09/20/19 ..........................          2,530,045
    133,910        5.00%, 10/20/19 ..........................            133,210
    412,335        5.50%, 10/20/19 ..........................            417,264
    758,481        5.00%, 11/15/19 ..........................            756,955
    662,794        5.00%, 11/20/19 ..........................            659,330
    982,775        5.50%, 11/20/19 ..........................            994,524
    202,244        5.00%, 12/15/19 ..........................            201,837
    808,270        5.00%, 01/20/20 ..........................            803,864
    131,035        5.50%, 04/20/20 ..........................            132,587
    400,000        4.4899%, 08/16/25 ........................            390,792
    264,598        7.00%, 11/15/28 ..........................            278,228
  3,500,000        4.261%, 07/16/29 .........................          3,380,538
  1,500,000        4.8597%, 02/16/30 ........................          1,488,678
  3,000,000        4.8906%, 04/16/31 ........................          2,963,859
    144,448        6.50%, 05/20/31 ..........................            149,985
     41,672        6.50%, 10/20/31 ..........................             43,269
  3,500,000        4.807%, 08/16/32 .........................          3,441,687
    511,906        5.00%, 05/15/33 ..........................            506,074
     29,309        5.50%, 08/20/33 ..........................             29,475
  1,000,000        4.603%, 02/16/43 .........................            969,526
                                                                     -----------

TOTAL GOVERNMENT-SPONSORED
ENTERPRISES
(Cost $52,439,822) -- 39.7%                                           51,594,576
                                                                     ===========

--------------------------------------------------------------------------------
22                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

BOND FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 1.0%
                Kansas State Development Financial Authority
$  650,000       4.369%, 10/01/10 ...........................        $   638,774
   675,000       4.50%, 10/01/11 ............................            664,241
                                                                     -----------

TOTAL MUNICIPAL BONDS
(Cost $1,325,000)                                                      1,303,015
                                                                     ===========

U.S. GOVERNMENT AGENCIES -- 21.0%
                Federal Home Loan Bank
 1,243,000       3.40%, 01/03/06 ............................          1,242,765
     5,000       5.66%, 04/26/06 ............................              5,016
    25,000       2.75%, 12/15/06 ............................             24,543
 1,000,000       3.75%, 01/28/08 ............................            981,137
 1,000,000       6.02%, 05/20/08 ............................          1,030,186
 1,000,000       3.75%, 08/15/08 ............................            976,825
    25,000       3.875%, 02/12/10 ...........................             24,226
    25,000       4.375%, 03/17/10 ...........................             24,696
 2,750,000       4.50%, 11/15/121 ...........................          2,710,961
                Federal Home Loan Mortgage Corp.
   625,000       2.70%, 03/16/07 ............................            609,907
   226,027       4.00%, 02/01/09 ............................            220,432
 2,250,000       4.375%, 07/30/09(1) ........................          2,209,183
 2,297,377       5.00%, 09/01/19 ............................          2,276,432
                Federal National Mortgage Association
    50,000       5.00%, 01/15/07 ............................             50,112
   100,000       3.25%, 11/15/07 ............................             97,399
 1,000,000       3.50%, 01/28/08 ............................            976,314
    15,000       3.25%, 08/15/08 ............................             14,471
   750,000       5.50%, 03/15/11(1) .........................            776,107
 1,300,000       5.375%, 11/15/11 ...........................          1,339,840
 2,750,000       4.75%, 02/21/13(1) .........................          2,720,784
                Small Business Administration
   206,169       6.60%, 07/01/09 ............................            210,360
     2,715       9.10%, 10/01/09 ............................              2,818
     7,662       8.80%, 01/01/10 ............................              8,000
    15,391       9.45%, 02/01/10 ............................             16,198
   186,538       8.017%, 02/10/10 ...........................            199,447
    53,030       7.46%, 03/01/10 ............................             54,720
    10,937       8.625%, 02/01/11 ...........................             11,506
   481,410       6.64%, 02/10/11 ............................            504,077
   750,525       5.97%, 03/01/11 ............................            762,988
   443,653       5.75%, 05/01/11 ............................            450,082
 1,191,067       6.09%, 07/01/11 ............................          1,213,612
    10,893       8.85%, 08/01/11 ............................             11,518
   506,655       5.55%, 09/01/11 ............................            512,728



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (Continued)
                Small Business
                 Administration (Continued)
$  735,788       5.886%, 09/01/11 ...........................        $   756,000
    16,076       8.60%, 09/01/11 ............................             16,968
    30,669       8.25%, 11/01/11 ............................             32,300
    94,408       7.60%, 01/01/12 ............................             98,360
   129,483       7.40%, 08/01/12 ............................            134,835
    98,504       7.05%, 09/01/12 ............................            102,123
    62,492       7.55%, 11/01/12 ............................             65,366
   208,073       8.15%, 02/01/15 ............................            220,291
 1,728,422       6.44%, 06/01/21 ............................          1,820,656
 1,761,830       6.34%, 08/01/21 ............................          1,853,202
                                                                     -----------

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $27,327,290) -- 21.0% .................................         27,369,491
                                                                     ===========

U.S. GOVERNMENT
SECURITIES -- 15.8%
                U.S. Treasury Inflation Bond
 1,214,560       3.875%, 01/15/091 ..........................          1,276,902
                U.S. Treasury Note
 2,500,000       3.25%, 01/15/091 ...........................          2,421,387
 4,075,000       5.00%, 08/15/111 ...........................          4,207,279
 1,000,000       3.625%, 05/15/13 ...........................            954,102
 5,000,000       4.00%, 02/15/141 ...........................          4,866,020
 5,375,000       4.125%, 05/15/151 ..........................          5,258,895
                U.S. Treasury Strip
 2,000,000       08/15/11 ...................................          1,570,386
                                                                     -----------

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $20,979,182) -- 15.8% .................................         20,554,971
                                                                     ===========

COLLATERAL INVESTMENT FOR
SECURITIES ON LOAN -- 20.3%
(Cost $26,444,963) ..........................................         26,444,963
                                                                     ===========

TOTAL INVESTMENTS
(Cost $157,144,849) -- 119.6%                                        155,650,988

Liabilities less other assets -- (19.6)%                             (25,504,055)
                                                                     -----------

TOTAL NET ASSETS -- 100.0%
   (equivalent to $10.91 per share;
   unlimited shares of $1.00 par value
   capital shares authorized;
   11,923,727 shares outstanding)                                   $130,146,933
                                                                    ============

(1) Security on Loan, see accompanying Notes for collateral pool detail.


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             23

================================================================================
MONEY MARKET FUND

OBJECTIVE:

The UMB Scout Money Market Fund seeks maximum income consistent with safety of principal and liquidity by investing in high-quality, short-term debt obligations. The Fund offers shares of two separate Portfolios, Federal and Prime.

The UMB Scout Money Market Fund-Prime Portfolio provided a return of 2.73%, 1.81% and 3.50% for the one-, five- and ten-year periods ended December 31, 2005. The Federal Portfolio provided a return of 2.70%, 1.79% and 3.45% for the one-, five- and ten-year periods ended December 31, 2005. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end and current 7-day yield, please call 800-996-2862 or visit umbscoutfunds.com.

The FOMC continued their tightening campaign at a "measured pace" -- hoping to offset the (potentially) inflationary pressures that could result from the protracted period of "easy money." Overnight target rates rose steadily throughout the year, from 2.25% to 4.25% at year-end. This type of environment is favorable for money market investors, as yields push steadily higher. As would be expected, money market returns outperformed most sectors of the bond markets and only modestly lagged equity returns. We began moving our average maturity outward as the year progressed, positioning for the potential ending of the Fed tightening campaign. In the Prime Portfolio, we continued to focus our investments in high-grade commercial paper issuers, when incremental returns were sufficient.

J. Eric Kelley
Scout Investment Advisors, Inc.

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Money Market Fund
Federal Portfolio (UMFXX)

PIE CHART OMITTED

        Government & Agencies ..........................  100%
--------------------------------------------------------------------------------

Based on total investments as of December 31, 2005. Subject to change.



FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Money Market Fund
Prime Portfolio (UMPXX)

PIE CHART OMITTED

        Government & Agencies ..........................   55%

        Commerical Paper ...............................   40%

        Municipal Bonds ................................    5%
--------------------------------------------------------------------------------

Based on total investments as of December 31, 2005. Subject to change.



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
24                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

MONEY MARKET FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES -- 99.9%
                Federal Farm Credit Bank
$ 30,000,000     4.44%, 01/06/06 ..............................     $ 29,984,833
  12,000,000     3.75%, 01/13/06 ..............................       11,985,000
                Federal Home Loan Bank
  28,000,000     4.16%, 01/11/06 ..............................       27,970,644
  10,000,000     4.09%, 01/13/06 ..............................        9,986,367
   1,200,000     2.25%, 01/30/06 ..............................        1,199,128
   3,700,000     2.375%, 02/15/06 .............................        3,691,113
   1,000,000     4.50%, 02/15/06 ..............................        1,000,128
   1,050,000     2.04%, 02/17/06 ..............................        1,047,841
   2,500,000     4.17%, 02/22/06 ..............................        2,484,942
   8,450,000     2.50%, 03/15/06 ..............................        8,419,627
  10,000,000     Variable Rate, 04/28/06 ......................       10,000,000
   2,500,000     2.05%, 05/15/06 ..............................        2,480,688
   5,000,000     Variable Rate, 05/24/06, callable ............        5,000,000
   3,000,000     Variable Rate, 05/26/06, callable ............        2,999,761
   5,000,000     Variable Rate, 06/12/06 ......................        4,999,684
   5,000,000     Variable Rate, 06/15/06, callable ............        5,000,000
   5,000,000     Variable Rate, 07/11/06, callable ............        5,000,000
  12,000,000     Variable Rate, 08/09/06, callable ............       12,000,000
   2,385,000     4.125%, 08/11/06 .............................        2,385,000
   4,550,000     Variable Rate, 10/18/06, callable ............        4,549,092
   5,000,000     Variable Rate, 12/08/06, callable ............        5,000,000
   2,000,000     Variable Rate, 12/13/06 ......................        1,999,818
                Federal Home Loan Mortgage Corp.
   5,000,000     3.88%, 01/03/06 ..............................        4,998,922
   2,000,000     2.15%, 01/30/06 ..............................        1,997,202
   5,000,000     4.13%, 02/14/06 ..............................        4,974,761
                Federal National Mortgage Association
   5,400,000     4.12%, 01/03/06 ..............................        5,398,764
   2,000,000     4.16%, 01/05/06 ..............................        1,999,076
   3,000,000     3.94%, 01/09/06 ..............................        2,997,433
   5,000,000     2.50%, 02/17/06 ..............................        4,991,202
  15,000,000     4.31%, 09/01/06 ..............................       14,582,849
                U.S. Treasury Bill
     200,000     3.915%, 01/26/06 .............................          199,469
                                                                    ------------

TOTAL INVESTMENTS
(Cost $201,323,344) -- 99.9% ..................................      201,323,344

Other assets less liabilities -- 0.1% .........................          221,205
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent of $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  201,599,704 shares outstanding) .............................     $201,544,549
                                                                    ============




--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE
NOTES -- 39.8%
                Anheuser-Busch Companies, Inc.
$  3,500,000       4.17%, 01/30/06 ..........................       $  3,488,243
  20,000,000       4.33%, 03/28/06 ..........................         19,793,122
                ASIF Global Financing -- 144A
   5,000,000       Variable Rate, 05/30/06(3) ...............          5,005,242
                Bank of America Corp.
  10,000,000       Variable Rate, 08/10/06 ..................         10,001,002
                Bank of Ireland
  11,350,000       4.23%, 01/23/06 ..........................         11,320,721
     900,000       4.26%, 01/27/06 ..........................            897,250
  10,000,000       4.225%, 02/10/06 .........................          9,953,055
                General Electric Capital Corp.
     500,000       2.00%, 01/30/06 ..........................            499,122
   7,865,000       Variable Rate, 02/03/06 ..................          7,867,054
   4,230,000       Variable Rate, 02/06/06 ..................          4,231,295
   5,000,000       Variable Rate, 05/12/06 ..................          5,004,952
                Household Financial Corp.
     450,000       3.375%, 02/21/06 .........................            449,405
                International Bank For
                Reconstruction & Development
  20,000,000       3.96%, 01/04/06 ..........................         19,993,400
                Merrill Lynch & Co.
  10,000,000       Variable Rate, 01/13/06 ..................         10,001,559
     250,000       2.47%, 03/10/06 ..........................            249,026
                Metlife, Inc.
   3,600,000       4.11%, 01/23/06 ..........................          3,590,958
   9,950,000       4.25%, 02/21/06 ..........................          9,890,093
   9,000,000       4.37%, 03/13/06 ..........................          8,922,433
                Morgan Stanley Dean Witter & Co.
  20,000,000       4.22%, 01/05/06 ..........................         19,990,622
                Nestle Capital Corp.
   2,555,000       4.22%, 02/15/06 ..........................          2,541,522
   1,000,000       4.29%, 02/17/06 ..........................            994,399
                Pfizer, Inc.
   5,000,000       4.00%, 01/11/06 ..........................          4,994,167
   3,850,000       4.25%, 01/27/06 ..........................          3,838,183
                Procter & Gamble Co.
  10,000,000       4.19%, 01/04/06 ..........................          9,996,508
                Royal Bank of Canada
   2,650,000       4.10%, 01/23/06 ..........................          2,643,361
                United Parcel Service, Inc.
  20,000,000       3.97%, 01/04/06 ..........................         19,993,383
                Wells Fargo & Co.
   9,000,000       Variable Rate, 06/12/06 ..................          9,005,602
                                                                    ------------

TOTAL SHORT-TERM CORPORATE NOTES
(Cost $205,155,679) -- 39.8% ................................        205,155,679
                                                                    ============



                                                         Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             25

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

MONEY MARKET FUND (Continued)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

MUNICIPAL BOND -- 5.0%
                Colorado Springs, Colorado,
                   Utility Revenue Bonds
$25,000,000        Variable Rate, 11/01/27 ..................        $25,000,000
                Edina, Minnesota
  1,000,000        3.75%, 02/01/06 ..........................          1,000,170
                Oakland County, Michigan
    100,000        3.90%, 04/01/06 ..........................            100,000
                                                                    ------------

TOTAL MUNICIPAL BOND
(Cost $26,100,170) -- 5.0% ..................................         26,100,170
                                                                    ============

U.S. GOVERNMENT AGENCIES -- 54.9%
                Federal Farm Credit Bank
 13,000,000        3.75%, 01/13/06 ..........................         12,983,750
 10,000,000        Variable Rate, 07/14/06 ..................         10,000,000
                Federal Home Loan Bank
  5,000,000        4.16%, 01/11/06 ..........................          4,994,222
  6,588,000        4.1385%, 01/20/06 ........................          6,573,703
  3,175,000        4.13%, 01/25/06 ..........................          3,166,258
  3,690,000        2.25%, 01/30/06 ..........................          3,687,316
  5,570,000        3.03%, 02/03/06 ..........................          5,563,115
  5,000,000        2.00%, 02/13/06 ..........................          4,987,773
    500,000        4.50%, 02/15/06 ..........................            500,064
  7,500,000        4.17%, 02/22/06 ..........................          7,454,825
  5,000,000        3.20%, 02/28/06 ..........................          4,999,683
 20,000,000        Variable Rate, 04/28/06 ..................         20,000,000
  4,450,000        4.15%, 04/28/06 ..........................          4,450,000
  2,500,000        2.05%, 05/15/06 ..........................          2,480,688
 15,000,000        Variable Rate, 05/24/06 ..................         15,000,000
  6,100,000        Variable Rate, 05/26/06 ..................          6,099,515
  5,000,000        Variable Rate, 06/12/06 ..................          4,999,682
 20,000,000        Variable Rate, 06/15/06 ..................         20,000,000
 14,750,000        Variable Rate, 07/11/06 ..................         14,750,000
  8,000,000        Variable Rate, 08/09/06 ..................          8,000,000
  7,500,000        4.125%, 08/11/06 .........................          7,500,000
  1,650,000        Variable Rate, 08/25/06 ..................          1,649,466
 10,000,000        Variable Rate, 10/18/06 ..................         10,000,000
  2,500,000        Variable Rate, 12/08/06 ..................          2,500,000
  2,200,000        Variable Rate, 12/13/06 ..................          2,199,799



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

U.S.GOVERNMENT AGENCIES (Continued)
                Federal Home Loan Mortgage Corp.
$  5,000,000     3.88%, 01/03/06 ............................       $  4,998,922
  31,414,000     5.25%, 01/15/06 ............................         31,425,604
   8,000,000     2.15%, 01/30/06 ............................          7,988,808
   5,000,000     4.13%, 02/14/06 ............................          4,974,761
   5,000,000     2.00%, 02/23/06 ............................          4,982,960
   5,000,000     4.24%, 07/31/06 ............................          4,880,580
   5,000,000     Variable Rate, 12/27/06 ....................          5,000,000
                Federal National Mortgage Association
   4,600,000     4.12%, 01/03/06 ............................          4,598,947
   2,000,000     3.94%, 01/09/06 ............................          1,998,289
  10,000,000     4.17%, 01/23/06 ............................          9,974,517
   2,550,000     4.16%, 02/08/06 ............................          2,538,803
   4,400,000     4.27%, 02/22/06 ............................          4,372,862
   1,500,000     3.25%, 03/17/06 ............................          1,496,688
   9,361,000     4.31%, 09/01/06 ............................          9,361,261
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $283,132,861) -- 54.9% ................................        283,132,861
                                                                    ============

TOTAL INVESTMENTS
(Cost $514,388,710) -- 99.7% ................................        514,388,710

Other assets less liabilities -- 0.3% .......................          1,569,964
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  516,097,750 shares outstanding) ...........................       $515,958,674
                                                                    ============

(3)144A Restricted Security

Valuation of securities is on the basis of amortized cost, which approximates market value.




See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
26                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================
TAX-FREE MONEY MARKET FUND

OBJECTIVE:

The UMB Scout Tax-Free Money Market Fund seeks the highest level of income exempt from federal income tax consistent with quality and maturity standards.

The UMB Scout Tax-Free Money Market Fund provided a return of 1.86%, 1.20% and 2.13% for the one-, five- and ten-year periods ended December 31, 2005. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end and current 7-day yield, please call 800-996-2862 or visit umbscoutfunds.com.

The FOMC continued to progress through a steady tightening phase, pushing taxable overnight rates to 4.25% at year-end. Tax-free yields have not risen quite as dramatically as taxable rates, but may still be sufficient to reward investors in the top Federal tax brackets. Money market returns have been steadily improving, as the FOMC raises overnight rates. Short-term tax free yields have moved up by more than 1.50% during the calendar year, pushing rates back to more palatable levels. We began moving our average maturity outward as the year progressed, positioning for the potential ending of the Fed tightening campaign.

J. Eric Kelley Scout Investment Advisors, Inc.

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Tax-Free Money Market Fund (UMTXX)

PIE CHART OMITTED

        Demand Notes ...................................   59%

        Commercial Paper ...............................   41%
--------------------------------------------------------------------------------

Based on total investments as of December 31, 2005. Subject to change.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the Federal alternative minimum tax, as well as state and local taxes.




--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             27



SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

ALASKA
                Valdez, Alaska, Marine Revenue
$  500,000       Variable Rate, 10/01/25 ....................       $    500,000

ARIZONA
                Mesa, Arizona, Municipal Development Corp.,
                 Commercial Paper
 1,000,000       2.80%, 01/31/06 ............................          1,000,000
                Salt River Project, Arizona Commercial Paper
 2,500,000       2.84%, 02/07/06 ............................          2,500,000

CONNECTICUT
                Connecticut State Health & Education
   900,000       Variable Rate, 05/15/14 ....................            900,000
 1,500,000       Variable Rate, 02/15/21 ....................          1,500,000
 2,800,000       Variable Rate, 11/15/28 ....................          2,800,000
 1,500,000       Variable Rate, 07/01/29 ....................          1,500,000

DELAWARE
                Delaware State
   100,000       5.13%, 04/01/08 ............................            100,506

FLORIDA
                Dade County, Florida, Industrial Development
   600,000       Variable Rate, 06/01/21 ....................            600,000
                Florida Municipal Power Agency, Commercial Paper
 1,300,000       2.90%, 01/05/06 ............................          1,300,000

GEORGIA
                Cobb County, Georgia, Housing Authority
                 Multifamily Housing
 2,100,000       Variable Rate, 09/15/26 ....................          2,100,000
                Fulton County, Georgia, Housing Authority
                 Multifamily Housing
 1,000,000       Variable Rate, 09/15/26 ....................          1,000,000
                Georgia Municipal Electric Authority,
                 Commercial Paper
 3,061,000       2.82%, 01/06/06 ............................          3,061,000
 3,000,000       3.00%, 01/17/06 ............................          3,000,000
   600,000       Variable Rate, 01/01/20 ....................            600,000

ILLINOIS
                Illinois Development Finance Authority Poll
   910,000       Variable Rate, 11/01/12                                 910,000

INDIANA
                Indiana, State Educational Facilities Authority
 3,400,000       Variable Rate, 03/01/25 ....................          3,400,000
                St. Joseph County, Indiana,
                 Educational Facilities
 1,800,000       Variable Rate, 03/01/37 ....................          1,800,000





--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

KANSAS
                Kansas, State Dept. of Transportation,
                 Highway Revenue
$  250,000       Variable Rate, 09/01/20 ....................       $    250,000
 3,000,000       Variable Rate, 09/01/20 ....................          3,000,000

KENTUCKY
                Kentucky Rural Water Revenue
   900,000       2.00%, 02/01/06 ............................            898,678

MARYLAND
                Maryland Health & Higher Education,
                 Commercial Paper
 6,000,000       2.78%, 01/09/06 ............................          6,000,000
                Montgomery County, Maryland, Housing Authority
                 Multifamily Housing
   550,000       Variable Rate, 08/01/15 ....................            550,000

MASSACHUSETTS
                Bridgewater & Raynham, Massachusetts Regional
                 School District
 3,000,000       4.125%, 09/01/06 ...........................          3,024,731
                Massachusetts State Federal Highway Grant
   220,000       5.00%, 06/15/06                                         221,765
                Massachusetts State Health & Education
 2,900,000       Variable Rate, 08/01/15 ....................          2,900,000
 1,100,000       Variable Rate, 11/01/26 ....................          1,100,000
   900,000       Variable Rate, 11/01/35 ....................            900,000
 1,300,000       Variable Rate, 11/01/35 ....................          1,300,000
                Massachusetts Turnpike Authority
   100,000       5.00%, 01/01/06 ............................            100,000

MISSOURI
                Missouri, State Health & Educational Authority
 5,000,000       4.00%, 10/27/06 ............................          5,041,790
   500,000       Variable Rate, 09/01/30 ....................            500,000
   500,000       Variable Rate, 09/01/30 ....................            500,000
                St. Charles, Missouri School District
 2,660,000       3.25%, 03/01/06 ............................          2,662,574
                University of Missouri Curators
 2,500,000       5.00%, 06/30/06 ............................          2,529,235

NEBRASKA
                Omaha, Nebraska, Public Power, Commercial Paper
2,400,000         2.85%, 02/09/06 ...........................          2,400,000
                Omaha, Nebraska, Public Power Building
  370,000         2.85%, 05/01/06 ...........................            370,000

NEVADA
                Las Vegas Valley, Nevada, Water, Commercial Paper
 1,500,000       3.07%, 01/09/06 ............................          1,500,000

--------------------------------------------------------------------------------
28                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)


--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

OHIO
                Cleveland, Ohio, Waterworks Revenue
$1,800,000       Variable Rate, 01/01/33 ....................       $  1,800,000
                Franklin County, Ohio, Revenue
 3,000,000       Variable Rate, 12/01/30 ....................          3,000,000

PENNSYLVANIA
                Beaver County, Pennsylvania, Pollution Control
 2,650,000       Variable Rate, 12/01/20 ....................          2,650,000
                Delaware County, Pennsylvania
   450,000       Variable Rate, 12/01/15 ....................            450,000
                Schuylkill County, Pennsylvania
   400,000       Variable Rate, 04/01/21 ....................            400,000

SOUTH CAROLINA
                South Carolina Public Services, Commercial Paper
 1,000,000       2.84%, 02/07/06 ............................          1,000,000

TENNESSEE
                Metro Nashville, Tennessee Government
 2,400,000       Variable Rate, 10/01/44 ....................          2,400,000

TEXAS
                Austin, Texas, Utility System, Commercial Paper
   500,000       3.05%, 01/10/06 ............................            500,000
                Dallas, Texas, Rapid Transit, Commercial Paper
 2,900,000       2.73%, 01/10/06 ............................          2,900,000
 2,500,000       3.15%, 01/10/06 ............................          2,500,000
                El Paso, Texas Water, Commercial Paper
 3,200,000       3.00%, 02/03/06 ............................          3,200,000
   625,000       2.80%, 02/07/06 ............................            625,000
                Harris County, Texas, Commercial Paper
 2,000,000       2.85%, 01/18/06 ............................          2,000,000
                San Antonio, Texas, Water, Commercial Paper
 1,000,000       2.87%, 03/09/06 ............................          1,000,000
                San Antonio, Texas, Water Revenue
 1,300,000       Variable Rate, 05/15/33 ....................          1,300,000
                Texas A & M University
 3,000,000       2.67%, 02/15/06 ............................          2,999,705
                Texas Municipal Power, Commercial Paper
 3,000,000       3.00%, 01/05/06 ............................          3,000,000
 2,700,000       2.90%, 02/06/06 ............................          2,700,000
                Texas Public Finance Authority, Commercial Paper
 4,000,000       2.85%, 01/13/06 ............................          4,000,000
                Texas State Tax & Revenue
 3,550,000       4.50%, 08/31/06 ............................          3,583,586




--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

TEXAS (Continued)
                University of Texas, Commercial Paper
$  800,000       3.08%, 01/06/06 ............................       $    800,000
 2,000,000       3.02%, 01/11/06 ............................          2,000,000

UTAH
                Intermountain Power, Utah, Commercial Paper
 2,000,000       3.05%, 01/05/06 ............................          2,000,000
                Salt Lake City, Utah, Pollution Control
 1,000,000       Variable Rate, 02/01/08 ....................          1,000,000

WASHINGTON
                Washington State, Public Power Supply #1
 1,100,000       Variable Rate, 07/01/17 ....................          1,100,000
                Washington State, Public Power Supply #2a1
 1,100,000       Variable Rate, 07/01/12 ....................          1,100,000
                Washington State, Public Power Supply #2a2
 1,400,000       Variable Rate, 07/01/12 ....................          1,400,000
                Washington State Ser A
 1,790,000       5.25%, 01/01/06 ............................          1,790,000

WISCONSIN
                Wauwatosa, Wisconsin, School District
   450,000       3.88%, 08/15/06 ............................            450,502
                Wisconsin State Government, Commercial Paper
 3,000,000       2.82%, 01/06/06 ............................          3,000,000
                Wisconsin State Health & Educational
                 Authority Revenue
 1,500,000       Variable Rate, 11/01/30 ....................          1,500,000

WYOMING
                Kemmerer, Wyoming, Pollution Control
   100,000       Variable Rate, 11/01/14 ....................            100,000
                Lincoln County, Wyoming, Pollution Control
   180,000       Variable Rate, 11/01/14 ....................            180,000
 1,100,000       Variable Rate, 08/01/15 ....................          1,100,000
                Wyoming Community Development Authority
 1,700,000       Variable Rate, 12/01/32 ....................          1,700,000
                                                                    ------------

TOTAL INVESTMENTS
(Cost $125,549,072) -- 99.4% ................................        125,549,072

Other assets less liabilities -- 0.6% .......................            757,636
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  126,387,982 shares outstanding) ...........................       $126,306,708
                                                                    ============

Valuation of securities is on the basis of amortized cost, which approximates market value.



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             29


STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005 (UNAUDITED)
(in thousands except per share data)



------------------------------------------------------------------------------------------------------------------------------
                                                                  STOCK            GROWTH          SMALL CAP
                                                                   FUND             FUND             FUND
----------------------------------------------------------------------------------------------------------------

ASSETS:
   Investment securities at cost ...........................   $   110,346      $    33,006       $   393,443
                                                               =================================================
   Investment securities at value ..........................   $   125,175(1)   $    34,778(1)    $   436,519
   Cash ....................................................             2                1                14
   Receivables:
      Investments sold .....................................         1,503             --                --
      Dividends ............................................           158               19                92
      Interest .............................................          --               --                --
      Fund shares sold .....................................            23             --               1,082
      Due from Advisor .....................................          --               --                --
   Prepaid and other assets ................................            44               72                71
                                                               -------------------------------------------------
         Total assets ......................................       126,905           34,870           437,778
                                                               -------------------------------------------------

LIABILITIES:
   Disbursements in excess of demand deposit money .........          --               --                --
   Payables:
      Investments purchased ................................          --               --               4,442
      Fund shares redeemed .................................            30                7               420
      Dividends payable ....................................          --               --                --
      Collateral due to broker for securities loaned .......        13,391            4,623              --
      Accrued investment advisory fees .....................            36               57                50
      Accrued administration and fund accounting fees ......            10                6                33
      Accrued shareholder servicing fees ...................            27                5                27
      Accrued custody fees .................................             1             --                --
      Accrued registration fees ............................          --               --                   3
      Other accrued expenses ...............................             5                3                14
                                                               -------------------------------------------------
         Total liabilities .................................        13,500            4,701             4,989
                                                               -------------------------------------------------

NET ASSETS .................................................   $   113,405      $    30,169       $   432,789
                                                               =================================================

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) .............   $    96,994      $    31,379       $   389,310
   Accumulated undistributed income:
      Net investment income ................................           369                4               212
      Net realized gain (loss) on investment and foreign
         currency transactions .............................         1,213           (2,986)              191
   Net unrealized appreciation (depreciation) on investments
      and translation of assets and liabilities
      in foreign currencies ................................        14,829            1,772            43,076
                                                               -------------------------------------------------
NET ASSETS APPLICABLE TO
OUTSTANDING SHARES .........................................   $   113,405      $    30,169       $   432,789
                                                               =================================================


Capital Shares, $1.00 par value ($0.01 par value for
   Money MarketFunds and Tax-Free Money
   Market Fund)
   Authorized ..............................................     Unlimited        Unlimited         Unlimited
                                                               =================================================
   Outstanding .............................................         7,771            3,582            27,303
                                                               =================================================
NET ASSET VALUE PER SHARE ..................................   $     14.59      $      8.42       $     15.85
                                                               =================================================

(1)Including (in 000s) $12,860, $4,500, $190,720 and $25,970, respectively, of securities loaned.



See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
30                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               MONEY        MONEY
                                                                                               MARKET       MARKET      TAX-FREE
                                                                                                FUND         FUND         MONEY
                                                                  WORLDWIDE      BOND          FEDERAL       PRIME        MARKET
                                                                    FUND         FUND         PORTFOLIO    PORTFOLIO       FUND
----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
   Investment securities at cost ...........................   $ 1,731,485     $ 157,145       $ 201,323    $ 514,389    $ 125,549
                                                               ===================================================================
   Investment securities at value ..........................   $ 2,184,970(1)  $ 155,651(1)    $ 201,323    $ 514,389    $ 125,549
   Cash ....................................................            38             1             475          986          392
   Receivables:
      Investments sold .....................................          --            --              --           --           --
      Dividends ............................................         2,675          --              --           --           --
      Interest .............................................          --           1,236             313        1,865          642
      Fund shares sold .....................................         5,701          --              --           --           --
      Due from Advisor .....................................          --            --              --           --           --
   Prepaid and other assets ................................           166            36              40           33           24
                                                               -------------------------------------------------------------------
         Total assets ......................................     2,193,550       156,930         202,151      517,312      126,607
                                                               -------------------------------------------------------------------

LIABILITIES:
   Disbursements in excess of demand deposit money .........          --            --              --           --           --
   Payables:
      Investments purchased ................................        10,190          --              --           --           --
      Fund shares redeemed .................................         1,308            58               2           22         --
      Dividends payable ....................................          --             235             540        1,239          267
      Collateral due to broker for securities loaned .......       197,164        26,445            --           --           --
      Accrued investment advisory fees .....................           226            18              10           30            7
      Accrued administration and fund accounting fees ......           110            11              18           39           12
      Accrued shareholder servicing fees ...................           199            16              29           12            4
      Accrued custody fees .................................          --            --                 1            4            7
      Accrued registration fees ............................          --            --              --           --           --
      Other accrued expenses ...............................            72          --                 6            7            3
                                                               -------------------------------------------------------------------

         Total liabilities .................................       209,269        26,783             606        1,353          300
                                                               -------------------------------------------------------------------

NET ASSETS .................................................   $ 1,984,281     $ 130,147       $ 201,545    $ 515,959    $ 126,307
                                                               ===================================================================

NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) .............   $ 1,532,906     $ 132,302       $ 201,566    $ 516,069    $ 126,333
   Accumulated undistributed income:
      Net investment income ................................          (332)         --              --           --           --
      Net realized gain (loss) on investment and foreign
         currency transactions .............................        (1,770)         (661)            (21)        (110)         (26)
   Net unrealized appreciation (depreciation) on investments
      and translation of assets and liabilities
      in foreign currencies ................................       453,477        (1,494)           --           --           --
                                                               -------------------------------------------------------------------
NET ASSETS APPLICABLE TO
OUTSTANDING SHARES .........................................   $ 1,984,281     $ 130,147       $ 201,545    $ 515,959    $ 126,307
                                                               ===================================================================
Capital Shares, $1.00 par value ($0.01 par value
   for Money Market Funds and Tax-Free Money
   Market Fund)
   Authorized ..............................................     Unlimited      Unlimited       Unlimited    Unlimited    Unlimited
                                                               ====================================================================

   Outstanding .............................................        70,207        11,924         201,600      516,098      126,388
                                                               ===================================================================

NET ASSET VALUE PER SHARE ..................................   $     28.26     $   10.91       $    1.00    $    1.00    $    1.00
                                                               ===================================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             31



STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
(in thousands)


--------------------------------------------------------------------------------------------------------
                                                                       STOCK        GROWTH    SMALL CAP
                                                                        FUND         FUND       FUND
--------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest income ...............................................   $     49    $     26    $    976
   Securities lending income .....................................          1        --            12
   Dividend income ...............................................        909         117       1,207
                                                                     -----------------------------------

      Total investment income ....................................        959         143       2,195
                                                                     -----------------------------------
EXPENSES:
   Investment advisory fees ......................................        309          80       1,461
   Shareholder servicing fees ....................................         75          24         213
   Administration and fund accounting fees .......................         51          38         178
   Custody fees ..................................................          9           5          19
   Federal and state registration fees ...........................         17          14          55
   Professional fees .............................................         12           8          22
   Reports to shareholders .......................................          5           3          13
   Directors' fees ...............................................          3           1           8
   Insurance fees ................................................          2        --             3
   Other expenses ................................................          5           2          11
                                                                     -----------------------------------
      Total expenses before waiver ...............................        488         175       1,983
                                                                     -----------------------------------
   Waiver of fees ................................................        (25)        (56)       --

   Net expenses ..................................................        463         119       1,983
                                                                     -----------------------------------
   Net investment income .........................................        496          24         212
                                                                     -----------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) from investment and
      foreign currency transactions ..............................      3,389         191       5,777
   Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities
      in foreign currencies ......................................      4,143         310      14,747
                                                                     -----------------------------------
   Net realized and unrealized gain (loss) on investments
      and foreign currencies .....................................      7,532         501      20,524
                                                                     -----------------------------------
Net increase (decrease) in net assets
   resulting from operations .....................................   $  8,028    $    525    $ 20,736
                                                                     ===================================





See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
32                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


---------------------------------------------------------------------------------------------------------------------------------
                                                                                             MONEY         MONEY
                                                                                             MARKET        MARKET      TAX-FREE
                                                                                              FUND         FUND         MONEY
                                                                     WORLDWIDE   BOND        FEDERAL       PRIME        MARKET
                                                                        FUND     FUND       PORTFOLIO    PORTFOLIO      FUND
---------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
   Interest income ...............................................  $  1,899   $ 2,441       $ 3,724      $ 9,687       $ 1,804
   Securities lending income .....................................        54         5          --           --            --
   Dividend income ...............................................     7,775      --            --           --            --
                                                                    -------------------------------------------------------------
      Total investment income ....................................     9,728     2,446         3,724        9,687         1,804
                                                                    -------------------------------------------------------------
EXPENSES:
   Investment advisory fees ......................................     6,341       298           308          901           212
   Shareholder servicing fees ....................................       972        56            45           56            22
   Administration and fund accounting fees .......................       587        52           103          227            71
   Custody fees ..................................................       153        12            13           32            17
   Federal and state registration fees ...........................        85         9             8           10             9
   Professional fees .............................................        73        11            12           34            13
   Reports to shareholders .......................................        53         5             5           19             5
   Directors' fees ...............................................        35         2             5           12             3
   Insurance fees ................................................        18         2             4           12             3
   Other expenses ................................................        47        12             6            8            10
                                                                    -------------------------------------------------------------
   Total expenses before waiver ..................................     8,364       459           509        1,311           365
                                                                    -------------------------------------------------------------
   Waiver of fees ................................................      --          (5)         --           --            --

   Net expenses ..................................................     8,364       454           509        1,311           365
                                                                    -------------------------------------------------------------
   Net investment income .........................................     1,364     1,992         3,215        8,376         1,439
                                                                    -------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) from investment and
      foreign currency transactions ..............................    45,835      (242)         --            (83)         --
   Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities
      in foreign currencies ......................................   191,258    (2,146)         --           --            --
                                                                    -------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
      and foreign currencies .....................................   237,093    (2,388)         --            (83)         --
                                                                    -------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations .....................................  $238,457   $  (396)      $ 3,215      $ 8,293       $ 1,439
                                                                    =============================================================



--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             33


STATEMENTS OF CHANGES IN NET ASSETS

(in thousands)

                                                                      STOCK FUND                     GROWTH FUND
                                                           ------------------------------  ------------------------------
                                                           SIX MONTHS ENDED                SIX MONTHS ENDED
                                                           DECEMBER 31, 2005  YEAR ENDED   DECEMBER 31, 2005  YEAR ENDED
                                                               (UNAUDITED)   JUNE 30, 2005    (UNAUDITED)   JUNE 30, 2005
-------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...........................   $     496       $     850       $      24       $     104
   Net realized gain (loss) from investment and
      foreign currency transactions .......................       3,389          11,500             191             827
   Net increase (decrease) in unrealized appreciation/
      depreciation on investments and translation of assets
      and liabilities in foreign currencies ...............       4,143          (6,265)            310          (1,233)
                                                              ---------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations ...........................       8,028           6,085             525            (302)

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................................        (182)           (850)            (26)           (103)
   Net realized gain from investment and
      foreign currency transactions .......................     (13,676)         (2,612)           --              --
                                                              ---------------------------------------------------------
   Total distributions to shareholders ....................     (13,858)         (3,462)            (26)           (103)

CAPITAL SHARE TRANSACTIONS:
   Shares from merger .....................................        --              --              --              --
   Shares sold ............................................      27,336          16,020          10,850          11,686
   Shares issued for reinvestment of distributions ........      13,095           3,196              15              90
   Redemption fees ........................................        --              --              --              --
                                                              ---------------------------------------------------------
                                                                 40,431          19,216          10,865          11,776
   Shares redeemed ........................................     (13,962)        (55,711)         (3,500)        (13,481)
                                                              ---------------------------------------------------------
   Net increase (decrease) from capital share transactions       26,469         (36,495)          7,365          (1,705)
                                                              ---------------------------------------------------------
   Net increase (decrease) in net assets ..................      20,639         (33,872)          7,864          (2,110)

NET ASSETS:
   Beginning of period ....................................      92,766         126,638          22,305          24,415
                                                              ---------------------------------------------------------
   End of period ..........................................   $ 113,405       $  92,766       $  30,169       $  22,305
                                                              =========================================================
TRANSACTIONS IN SHARES:
   Shares sold ............................................       1,698           1,071           1,292           1,405
   Shares issued for reinvestment of distributions ........         890             213               2              11
   Shares redeemed ........................................        (870)         (3,701)           (416)         (1,618)
                                                              ---------------------------------------------------------
   Net increase (decrease) ................................       1,718          (2,417)            878            (202)
                                                              =========================================================
                                                                                                 Continued on next page.




See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
34                                             UMB SCOUT FUNDS SEMIANNUAL REPORT



                                                                       SMALL CAP FUND                   WORLDWIDE FUND
                                                              ---------------------------------------------------------------
                                                              SIX MONTHS ENDED               SIX MONTHS ENDED
                                                              DECEMBER 31, 2005  YEAR ENDED  DECEMBER 31, 2005   YEAR ENDED
                                                                 (UNAUDITED)   JUNE 30, 2005     (UNAUDITED)    JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...........................   $       212      $      (448)     $     1,364      $    11,772
   Net realized gain (loss) from investment and
      foreign currency transactions .......................         5,777            9,614           45,835           28,838
   Net increase (decrease) in unrealized appreciation/
      depreciation on investments and translation of assets
      and liabilities in foreign currencies ...............        14,747            6,001          191,258          122,797
                                                              --------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from operations ...........................        20,736           15,167          238,457          163,407

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................................          --               --             (2,486)         (11,370)
   Net realized gain from investment and
      foreign currency transactions .......................       (10,786)          (6,918)         (20,492)            --
                                                              --------------------------------------------------------------
Total distributions to shareholders .......................       (10,786)          (6,918)         (22,978)         (11,370)

CAPITAL SHARE TRANSACTIONS:
   Shares from merger .....................................          --               --               --             61,137
   Shares sold ............................................       138,903          275,582          560,141          533,787
   Shares issued for reinvestment of distributions ........        10,373            6,424           22,409           11,024
   Redemption fees ........................................            16              108               58               27
                                                              --------------------------------------------------------------
                                                                  149,292          282,114          582,608          605,975
   Shares redeemed ........................................       (56,820)         (68,182)        (139,066)        (157,152)
                                                              --------------------------------------------------------------
   Net increase (decrease) from capital share transactions         92,472          213,932          443,542          448,823
                                                              --------------------------------------------------------------
   Net increase (decrease) in net assets ..................       102,422          222,181          659,021          600,860

NET ASSETS:
   Beginning of period ....................................       330,367          108,186        1,325,260          724,400
                                                              --------------------------------------------------------------
   End of period ..........................................   $   432,789      $   330,367      $ 1,984,281      $ 1,325,260
                                                              ==============================================================
TRANSACTIONS IN SHARES:
   Shares sold ............................................         8,723           18,428           20,747           26,209
   Shares issued for reinvestment of distributions ........           646              424              796              450
   Shares redeemed ........................................        (3,569)          (4,621)          (5,126)          (6,831)
                                                              --------------------------------------------------------------
   Net increase (decrease) ................................         5,800           14,231           16,417           19,828
                                                              ==============================================================



--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             35



STATEMENTS OF CHANGES IN NET ASSETS

(in thousands)

                                                                                                 MONEY MARKET
                                                                         BOND FUND             FEDERAL PORTFOLIO
                                                           -------------------------------------------------------------
                                                           SIX MONTHS ENDED              SIX MONTHS ENDED
                                                           DECEMBER 31, 2005 YEAR ENDED  DECEMBER 31, 2005  YEAR ENDED
                                                              (UNAUDITED)  JUNE 30, 2005   (UNAUDITED)    JUNE 30, 2005
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...........................   $   1,992      $   2,910      $   3,215      $   3,655
   Net realized gain (loss) from investment and
      foreign currency transactions .......................        (242)          (336)          --              (21)
   Net increase (decrease) in unrealized appreciation/
      depreciation on investments and translation of assets
      and liabilities in foreign currencies ...............      (2,146)           645           --             --
                                                              ------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations .....................................        (396)         3,219          3,215          3,634

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................................      (1,992)        (2,910)        (3,215)        (3,655)
   Net realized gain from investment and
      foreign currency transactions .......................        --             (209)          --             --
                                                              ------------------------------------------------------
   Total distributions to shareholders ....................      (1,992)        (3,119)        (3,215)        (3,655)

CAPITAL SHARE TRANSACTIONS:
   Shares from merger .....................................      61,644           --             --             --
   Shares sold ............................................      11,818         15,927        131,724        298,015
   Shares issued for reinvestment of distributions ........       1,158          2,619            471            492
   Redemption fees ........................................        --             --             --             --
                                                              ------------------------------------------------------
                                                                 74,620         18,546        132,195        298,507
   Shares redeemed ........................................     (18,381)       (23,973)      (133,536)      (305,802)
                                                              ------------------------------------------------------
   Net increase (decrease) from capital share transactions       56,239         (5,427)        (1,341)        (7,295)
                                                              ------------------------------------------------------
   Net increase (decrease) in net assets ..................      53,851         (5,327)        (1,341)        (7,316)

NET ASSETS:
   Beginning of period ....................................      76,296         81,623        202,886        210,202
                                                              ------------------------------------------------------
   End of period ..........................................   $ 130,147      $  76,296      $ 201,545      $ 202,886
                                                              ======================================================
TRANSACTIONS IN SHARES:
   Shares sold ............................................       6,663          1,421        131,724        298,015
   Shares issued for reinvestment of distributions ........         106            234            471            492
   Shares redeemed ........................................      (1,680)        (2,142)      (133,536)      (305,802)
                                                              ------------------------------------------------------
   Net increase (decrease) ................................       5,089           (487)        (1,341)        (7,295)
                                                              ======================================================





See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
36                                             UMB SCOUT FUNDS SEMIANNUAL REPORT




                                                                       MONEY MARKET                       TAX-FREE
                                                                    FEDERAL PORTFOLIO                 MONEY MARKET FUND
                                                          ------------------------------------------------------------------
                                                          SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                          DECEMBER 31, 2005      YEAR ENDED   DECEMBER 31, 2005 YEAR ENDED
                                                             (UNAUDITED)       JUNE 30, 2005    (UNAUDITED)   JUNE 30, 2005
----------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ..........................   $   8,376       $   9,853          $   1,439       $   1,935
   Net realized gain (loss) from investment and
      foreign currency transactions ......................         (83)            (26)              --              --
   Net increase (decrease) in unrealized appreciation/
      depreciation on investments and translation of
      assets and liabilities in foreign currencies .......        --              --                 --              --
                                                             ------------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations ....................................       8,293           9,827              1,439           1,935

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income .................................      (8,376)         (9,853)            (1,439)         (1,935)
   Net realized gain from investment and
      foreign currency transactions ......................        --              --                 --              --
                                                             ------------------------------------------------------------
   Total distributions to shareholders ...................      (8,376)         (9,853)            (1,439)         (1,935)

CAPITAL SHARE TRANSACTIONS:
   Shares from merger ....................................        --              --                 --              --
   Shares sold ...........................................     323,728         745,596            135,568         233,487
   Shares issued for reinvestment of distributions .......       2,096           2,271                 90             112
   Redemption fees .......................................        --              --                 --              --
                                                             ------------------------------------------------------------
                                                               325,824         747,867            135,658         233,599
   Shares redeemed .......................................    (327,058)       (817,523)          (156,459)       (232,622)
                                                             ------------------------------------------------------------
   Net increase (decrease) from capital share transactions      (1,234)        (69,656)           (20,801)            977
                                                             ------------------------------------------------------------
   Net increase (decrease) in net assets .................      (1,317)        (69,682)           (20,801)            977

NET ASSETS:
   Beginning of period ...................................     517,276         586,958            147,108         146,131
                                                             ------------------------------------------------------------
   End of period .........................................   $ 515,959       $ 517,276          $ 126,307       $ 147,108
                                                             ============================================================
TRANSACTIONS IN SHARES:
   Shares sold ...........................................     323,728         745,596            135,568         233,487
   Shares issued for reinvestment of distributions .......       2,096           2,271                 90             112
   Shares redeemed .......................................    (327,058)       (817,523)          (156,459)       (232,622)
                                                             ------------------------------------------------------------
   Net increase (decrease) ...............................      (1,234)        (69,656)           (20,801)            977
                                                             ============================================================


--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             37



FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT STOCK FUND
-----------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        DECEMBER 31, 2005                 FOR THE PERIODS ENDED JUNE 30,
                                           (UNAUDITED)       2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...   $  15.33       $   14.95    $   13.29    $   13.64    $   15.47    $   18.50
                                           ----------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ............       0.06            0.13         0.08         0.11         0.10         0.16
      Net realized and unrealized gain
        (loss) on securities ...........       1.25            0.71         1.66        (0.34)       (1.66)       (1.79)
                                           ----------------------------------------------------------------------------
   Total from investment operations ....       1.31            0.84         1.74        (0.23)       (1.56)       (1.63)
                                           ----------------------------------------------------------------------------
   Distributions from:
      Net investment income ............      (0.03)          (0.13)       (0.08)       (0.12)       (0.10)       (0.18)
      Net realized gain on securities ..      (2.02)          (0.33)         --           --         (0.17)       (1.22)
                                           ----------------------------------------------------------------------------
   Total distributions .................      (2.05)          (0.46)       (0.08)       (0.12)       (0.27)       (1.40)
                                           ----------------------------------------------------------------------------
Net asset value, end of period .........   $  14.59       $   15.33    $   14.95    $   13.29    $   13.64    $   15.47
                                           ============================================================================
Total return ...........................       8.43%(a)        5.67%       13.07%       (1.67)%     (10.16)%      (9.05)%
                                           ============================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)    $  113         $      93    $     127    $      90    $      98    $     117
Ratio of expenses to average net assets:
   Net of waivers ......................       0.90%           0.88%        0.87%        0.86%        0.86%        0.88%
   Before waivers ......................       0.95%           0.89%        0.87%        0.86%        0.86%        0.88%
Ratio of net investment income
   to average net assets:
   Net of waivers ......................       0.97%           0.75%        0.50%        0.86%        0.70%        0.98%
   Before waivers ......................       0.92%           0.74%        0.50%        0.86%        0.70%        0.98%
Portfolio turnover rate ................         28%(a)          62%          54%          32%          14%          13%




UMB SCOUT GROWTH FUND (Formerly the UMB Scout Stock Select Fund) (b)
-----------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        DECEMBER 31, 2005                  FOR THE PERIODS ENDED JUNE 30,
                                           (UNAUDITED)         2005        2004        2003          2002        2001
-----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...   $   8.25       $    8.40    $    7.46    $    7.60    $    8.55    $    9.59
                                           ----------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ............       0.01            0.04         0.04         0.06         0.05         0.10
      Net realized and unrealized gain
        (loss) on securities ...........       0.17           (0.15)        0.94        (0.14)       (0.95)       (1.04)
                                           ----------------------------------------------------------------------------
   Total from investment operations ....       0.18           (0.11)        0.98        (0.08)       (0.90)       (0.94)
                                           ----------------------------------------------------------------------------
   Distributions from:
      Net investment income ............      (0.01)          (0.04)       (0.04)       (0.06)       (0.05)       (0.10)
      Net realized gain on securities ..        --              --           --           --           --           --
                                           ----------------------------------------------------------------------------
Total distributions ....................      (0.01)          (0.04)       (0.04)       (0.06)       (0.05)       (0.10)
                                           ----------------------------------------------------------------------------
Net asset value, end of period .........   $   8.42       $    8.25    $    8.40    $    7.46    $    7.60    $    8.55
                                           ============================================================================
Total return ...........................       2.15%(a)       (1.38)%      13.08%       (1.08)%     (10.60)%      (9.79)%
                                           ============================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)    $     30       $      22    $       2    $      17    $      14    $      14
Ratio of expenses to average net assets:
   Net of waivers ......................       0.90%           0.92%        0.93%        0.90%        0.92%        0.85%
   Before waivers ......................       1.32%           1.02%        0.93%        0.90%        0.92%        0.85%
Ratio of net investment income to
   average net assets:
   Net of waivers ......................       0.18%           0.42%        0.44%        0.84%        0.58%        1.14%
   Before waivers ......................      (0.24)%          0.32%        0.44%        0.84%        0.58%        1.14%
Portfolio turnover rate ................         76%(a)         122%          23%          33%          15%          34%

(a)Not annualized.

(b)Effective April 1, 2005, the UMB Scout Stock Select Fund was reorganized as the UMB Scout Growth Fund, and the Fund's investment objective and certain investment policies were changed.

See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
38                                             UMB SCOUT FUNDS SEMIANNUAL REPORT



FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT SMALL CAP FUND (Formerly the UMB Scout Regional Fund) (a)
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        DECEMBER 31, 2005                   FOR THE PERIODS ENDED JUNE 30,
                                           (UNAUDITED)         2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $   15.36        $   14.88     $  10.89     $  10.79     $  10.79     $   9.82
                                          ------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ...........        0.01              --           --           --          0.07         0.20
      Net realized and unrealized gain
        (loss) on securities ..........        0.89             1.08         4.27         0.21      --              3.03
                                          ------------------------------------------------------------------------------
   Total from investment operations ...        0.90             1.08         4.27         0.21         0.07         3.23
                                          ------------------------------------------------------------------------------
   Distributions from:
      Net investment income ...........         --               --           --           --         (0.07)       (0.21)
      Net realized gain on securities .       (0.41)           (0.60)       (0.28)       (0.11)         --         (2.05)

   Total distributions ................       (0.41)           (0.60)       (0.28)       (0.11)       (0.07)       (2.26)
                                          ------------------------------------------------------------------------------
Net asset value, end of period ........   $   15.85        $   15.36     $  14.88     $  10.89     $  10.79     $  10.79
                                          ==============================================================================
Total return ..........................        5.81%(b)         7.34%       39.64%        2.11%        0.68%       33.77%
                                          ==============================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $     433        $     330     $    108     $     56     $     43     $     34
Ratio of expenses to average net assets        1.02%            0.96%        0.89%        0.87%        0.88%        0.99%
Ratio of net investment income (loss)
  to average net assets ...............        0.11%           (0.23)%      (0.20)%      (0.08)%       0.71%        1.58%
Portfolio turnover rate ...............          54%(b)           66%         109%          89%         105%         122%







UMB SCOUT WORLDWIDE FUND
------------------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS ENDED
                                       DECEMBER 31, 2005                   FOR THE PERIODS ENDED JUNE 30,
                                          (UNAUDITED)          2005        2004         2003          2002         2001
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $   24.64        $   21.33     $  17.08     $  17.78     $  19.58     $  23.47
                                          ------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ...........        0.02             0.22         0.16         0.18         0.13          --
      Net realized and unrealized gain
        (loss) on securities ..........        3.94             3.31         4.25        (0.70)       (1.79)       (3.49)
                                          ------------------------------------------------------------------------------
   Total from investment operations ...        3.96             3.53         4.41        (0.52)       (1.66)       (3.49)
                                          ------------------------------------------------------------------------------
   Distributions from:
      Net investment income ...........       (0.04)           (0.22)       (0.16)       (0.18)       (0.13)       (0.19)
      Net realized gain on securities .       (0.30)             --           --           --         (0.01)       (0.21)
                                          ------------------------------------------------------------------------------
   Total distributions ................       (0.34)           (0.22)       (0.16)       (0.18)       (0.14)       (0.40)
                                          ------------------------------------------------------------------------------
Net asset value, end of period ........   $   28.26        $   24.64     $  21.33     $  17.08     $  17.78     $  19.58
                                          ==============================================================================
Total return ..........................       16.07%(b)        16.58%       25.81%       (2.89)%      (8.48)%     (14.92)%
                                          ==============================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $  1,984         $  1,325      $    724     $   446      $   405      $   335
Ratio of expenses to average net assets       1.00%            1.04%        1.10%        1.14%        1.12%        1.12%
Ratio of net investment income
  to average net assets ...............       0.16%            1.10%        0.87%        1.16%        0.77%        1.04%
Portfolio turnover rate ...............         13%(b)           19%          12%          12%          13%          11%



(a)Effective July 2, 2001, the UMB Scout Regional Fund was reorganized as the
UMB Scout Small Cap Fund, and the Fund's investment objective and certain investment policies were changed.

(b)Not annualized.


See accompanying Notes to Financial Statements.          Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             39



FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         DECEMBER 31, 2005                       FOR THE PERIODS ENDED JUNE 30,
                                            (UNAUDITED)          2005           2004          2003          2002           2001
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...   $    11.16        $    11.15     $    11.80     $   11.54     $   11.15     $   10.71
                                           -------------------------------------------------------------------------------------
Income from investment operations:
      Net investment income ............         0.17              0.41           0.43          0.51          0.57          0.60
      Net realized and unrealized gain
        (loss) on securities ...........        (0.21)             0.04          (0.55)         0.48          0.39          0.44
                                           -------------------------------------------------------------------------------------
   Total from investment operations ....        (0.04)             0.45          (0.12)         0.99          0.96          1.04
                                           -------------------------------------------------------------------------------------
   Distributions from:
      Net investment income ............        (0.21)            (0.41)         (0.43)        (0.51)        (0.57)        (0.60)
      Net realized gain on securities ..          --              (0.03)         (0.10)        (0.22)          --            --
                                           -------------------------------------------------------------------------------------
Total distributions ....................        (0.21)            (0.44)         (0.53)        (0.73)        (0.57)        (0.60)
                                           -------------------------------------------------------------------------------------
Net asset value, end of period .........   $    10.91        $    11.16     $    11.15     $   11.80     $   11.54     $   11.15
                                           =====================================================================================
Total return ...........................        (0.37)%(a)         4.08%         (0.99)%        8.80%         8.76%         9.94%
                                           =====================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $        13        $       76     $        8     $      78     $      74     $      70
Ratio of expenses to average net assets:
    Net of waivers .....................         0.87%             0.87%          0.87%         0.87%         0.91%         0.86%
    Before waivers .....................         0.88%             0.89%          0.87%         0.87%         0.91%         0.86%
Ratio of net investment income
  to average net assets:
    Net of waivers .....................         3.63%             3.65%          3.76%         4.20%         4.98%         5.47%
    Before waivers .....................         3.62%             3.63%          3.76%         4.20%         4.98%         5.47%
Portfolio turnover rate ................            9%(a)            25%            65%           66%           54%           40%

(a)Not annualized.






See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
40                                             UMB SCOUT FUNDS SEMIANNUAL REPORT



FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                      DECEMBER 31, 2005                  FOR THE PERIODS ENDED JUNE 30,
                                         (UNAUDITED)          2005       2004       2003          2002        2001
-------------------------------------------------------------------------------------------------------------------

FEDERAL PORTFOLIO
Net asset value, beginning of period ..   $   1.00       $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
                                          -------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ...........       0.02           0.02        0.01        0.01          0.02        0.05
                                          -------------------------------------------------------------------------
   Distributions from:
      Net investment income ...........      (0.02)         (0.02)      (0.01)      (0.01)        (0.02)      (0.05)

Net asset value, end of period ........   $   1.00       $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
                                          =========================================================================
Total return ..........................       1.59%(a)       1.69%       0.52%       0.92%         1.91%       5.47%
Ratios/Supplemental Data                  =========================================================================
Net assets, end of period (in millions)   $    202       $    203    $    210    $    334    $      353    $    375
Ratio of expenses to average net assets       0.50%          0.51%       0.51%       0.51%         0.51%       0.51%
Ratio of net investment income
  to average net assets ...............       3.13%          1.65%       0.52%       0.91%         1.91%       5.30%





UMB SCOUT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        DECEMBER 31, 2005              FOR THE PERIODS ENDED JUNE 30,
                                          (UNAUDITED)        2005       2004         2003        2002         2001
-------------------------------------------------------------------------------------------------------------------

PRIME PORTFOLIO
Net asset value, beginning of period ..   $   1.00       $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
                                          -------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ...........       0.02           0.02        0.01        0.01          0.02        0.05
                                          -------------------------------------------------------------------------
   Distributions from:
      Net investment income ...........      (0.02)         (0.02)      (0.01)      (0.01)        (0.02)      (0.05)
                                          -------------------------------------------------------------------------
Net asset value, end of period ........   $   1.00       $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
                                          =========================================================================
Total return ..........................       1.60%(a)       1.71%       0.54%       0.95%         1.94%       5.52%
                                          =========================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $    516       $    517    $    587    $  1,011    $      938    $    865
Ratio of expenses to average net assets       0.49%          0.50%       0.51%       0.50%         0.51%       0.50%
Ratio of net investment income
  to average net assets ...............       3.16%          1.69%       0.54%       0.94%         1.91%       5.33%





 UMB SCOUT TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        DECEMBER 31, 2005              FOR THE PERIODS ENDED JUNE 30,
                                          (UNAUDITED)        2005       2004         2003        2002         2001
-------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..   $   1.00       $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
                                          -------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ...........       0.01           0.01        --          0.01          0.01        0.03
                                          -------------------------------------------------------------------------
   Distributions from:
      Net investment income ...........      (0.01)         (0.01)       --         (0.01)        (0.01)      (0.03)
                                          -------------------------------------------------------------------------
Net asset value, end of period ........   $   1.00       $   1.00    $   1.00    $   1.00    $     1.00    $   1.00
                                          =========================================================================
Total return ..........................       1.03%(a)       1.25%       0.42%       0.71%         1.23%       3.25%
                                          =========================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $    126       $    147    $    146    $    197    $      175    $    146
Ratio of expenses to average net assets       0.52%          0.51%       0.51%       0.51%         0.51%       0.51%
Ratio of net investment income
  to average net assets ...............       2.04%          1.24%       0.42%       0.70%         1.19%       3.17%

(a)Not annualized.



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             41

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following eight diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Growth Fund ("Growth"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout WorldWide Fund ("WorldWide"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund," or collectively as the "Funds"). Prior to April 2005, the Growth Fund was known as the UMB Scout Stock Select Fund.

The Funds' investment objectives are as follows:

FUND                                      INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Stock ..................................  Long-term growth of capital and income
Growth .................................  Long-term growth of capital
Small Cap ..............................  Long-term growth of capital
WorldWide ..............................  Long-term growth of capital and income
Bond ...................................  Maximum current income consistent with quality and maturity standards
Money Market - Federal Portfolio .......  Maximum income consistent with safety of principal and liquidity
Money Market - Prime Portfolio .........  Maximum income consistent with safety of principal and liquidity
Tax-Free Money Market ..................  Highest level of income exempt from federal income tax consistent
                                                with quality and maturity
                                                standards
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a) SECURITY VALUATIONS -- Each security listed on an exchange, except Nasdaq National Market(R) and SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. If the Funds' Advisor determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' Advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value. The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security.

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates.


--------------------------------------------------------------------------------
42                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

     Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

b) FOREIGN CURRENCY -- Amounts denominated in, or expected to settle in, foreign currencies (FCs) are translated into United States dollars (US$) at rates provided by an independent pricing service on the following basis:

     a. Market value of investment securities, other than assets and liabilities -- at the closing rate of exchange on December 31, 2005.

     b. Purchases and sales of investment securities, income and expenses -- at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

c) SECURITIES LENDING -- Certain Funds may engage in securities lending. The loans are secured by collateral which is at least equal to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on each Fund's behalf by the lending agent and is invested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates) and money market funds. Loans are subject to termination at the option of the borrower of the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

     As of December 31, 2005, the value of securities loaned, the payable on collateral due to broker and the value of reinvested cash collateral securities was as follows:

                               MARKET VALUE       PAYABLE ON         REINVESTED
                              OF SECURITIES       COLLATERAL         COLLATERAL
FUND                              LOANED         DUE TO BROKER       SECURITIES
--------------------------------------------------------------------------------
Stock .................       $ 12,860,298       $ 13,391,440       $ 13,391,440

Growth ................          4,500,338          4,622,398          4,622,398

WorldWide .............        190,720,213        197,163,875        197,163,875

Bond ..................         25,969,889         26,444,963         26,444,963




                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             43

DECEMBER 31, 2005 (UNAUDITED)

Cash collateral was jointly pooled and invested in the following securities as of December 31, 2005:

                               STOCK           GROWTH       WORLDWIDE         BOND         TOTAL
----------------------------------------------------------------------------------------------------
Alliance & Leicester PLC
   4.329%, 01/01/2006 ...   $    831,344   $    286,960   $ 12,239,986   $  1,641,710   $ 15,000,000
American Express Bank FSB
   4.362%, 01/13/2006 ...        831,410        286,982     12,240,953      1,641,840     15,001,185
Bear Stearns Co., Inc. ..
   4.361%, 01/05/2006 ...        831,760        287,103     12,246,106      1,642,531     15,007,500
Countrywide Bank VA
   4.429%, 01/15/2006 ...        831,344        286,960     12,239,986      1,641,710     15,000,000
First Tennessee Bank
   4.360%, 01/17/2006 ...        831,413        286,984     12,241,001      1,641,847     15,001,245
Goldman Sachs Group, Inc.
   4.331%, 01/01/2006 ...        831,627        287,057     12,244,147      1,642,269     15,005,100
Irish Life & Permanent
   4.370%, 01/22/2006 ...        831,344        286,960     12,239,986      1,641,710     15,000,000
Lehman Brothers Holdings
   4.400%, 01/01/2006 ...        554,617        191,440      8,165,703      1,095,240     10,007,000
Liquid Funding LTD
   4.342%, 01/14/2006 ...        831,344        286,960     12,239,986      1,641,710     15,000,000
Morgan Stanley CPIB
   4.280%, 01/03/2006 ...        831,344        286,960     12,239,986      1,641,710     15,000,000
Natexis Banq Populair NY
   4.370%, 01/23/2006 ...        831,427        286,988     12,241,210      1,641,875     15,001,500
SLM Corp. ...............
   4.370%, 01/20/2006 ...        554,394        191,363      8,162,414      1,094,799     10,002,970
Sigma Finance, Inc. .....
   4.295%, 01/06/2006 ...        831,344        286,960     12,239,986      1,641,710     15,000,000
Societe Generale
   4.264%, 01/02/2006 ...        831,259        286,930     12,238,725      1,641,541     14,998,455
Prudential FA
   4.394%, 01/15/2006 ...        277,115         95,653      4,079,995        547,237      5,000,000
Provident Temp Cash
   4.189%, 01/03/2006 ...        975,318        336,656     14,359,723      1,926,024     17,597,721
JP Morgan Chase Repo
   4.180%, 01/03/2006 ...      1,053,036        363,482     15,503,982      2,079,500     19,000,000
                            ------------------------------------------------------------------------
                            $ 13,391,440   $  4,622,398   $197,163,875   $ 26,444,963   $241,622,676
                            ========================================================================



--------------------------------------------------------------------------------
44                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

d) Federal Income Taxes -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

     As of June 30, 2005, the following Funds had net capital loss carryovers:

                                                                  MONEY MARKET
                                                                     FUND          TAX-FREE
                                 GROWTH    WORLDWIDE       BOND      PRIME       MONEY MARKET
(in thousands)                    FUND        FUND         FUND    PORTFOLIO        FUND
---------------------------------------------------------------------------------------------
For losses expiring June 30,
   2010 ...................     $   211     $ 5,916     $   --       $   --       $   --
   2011 ...................       2,125      14,270         --             1           25
   2012 ...................         841       6,486         --           --           --
   2013 ...................         --          --          170          --           --
                                --------------------------------------------------------------
Total .....................     $ 3,177     $26,672     $   170      $     1      $    25
                                ==============================================================


     Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

     As of June 30, 2005, Bond, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $165, $21, and $26, respectively, of post-October losses, which are deferred until 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

e) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

f) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

g) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

h) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) INVESTMENT ADVISORY FEES -- Effective April 1, 2005, the Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the "Agreement") with the Advisor. Each of the Funds was subject to the following fees under the Agreement for the period from July 1, 2005 through December 31, 2005:

     Stock and Growth -- 0.60% of the first $1 billion of average daily net assets and 0.575% of daily net assets over $1 billion.

     Small Cap -- 0.75% of the first $1 billion of average daily net assets and 0.65% of daily net assets over $1 billion.

     WorldWide -- 0.80% of the first $1 billion of average daily net assets and 0.70% of daily net assets over $1 billion.

     Bond -- 0.57% of the first $1 billion of average daily net assets and 0.52% of daily net assets over $1 billion.

                                                         Continued on next page.
--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             45

DECEMBER 31, 2005 (UNAUDITED)

     Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

     Money Market - Prime Portfolio -- 0.34% of average daily net assets.

     Under an agreement with the Trust, on behalf of the Stock, Growth and Bond Funds, the Advisor has agreed to subsidize expenses in order to limit the overall expenses of the Stock, Growth and Bond Funds to no more than 0.90%, 0.90% and 0.87% of each Fund's average daily net assets, respectively, through October 31, 2006.

b) ADMINISTRATION AND FUND ACCOUNTING FEES -- Effective April 1, 2005, the Trust, on behalf of the Funds, entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2005 through December 31, 2005:

     Stock, Growth, Small Cap, Bond, Money Market - Federal Portfolio, Money Market - Prime Portfolio and Tax-Free Money Market -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of average daily net assets over $750 million.

     WorldWide -- 0.12% of the first $250 million of average daily net assets, 0.095% of the next $250 million of average daily net assets, 0.070% of the next $250 million of average daily net assets and 0.050% of average daily net assets over $750 million.

c) SHAREHOLDER SERVICING FEES -- Effective April 1, 2005, UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

d) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

e) GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors of one or more of the above companies.

3.   INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2005, excluding short-term investments, were as follows:

                                                      OTHER THAN
                                                         U.S.            U.S.
                                                      GOVERNMENT      GOVERNMENT
(in thousands)                                        SECURITIES      SECURITIES
--------------------------------------------------------------------------------

STOCK FUND:
   Purchases ...................................      $   36,562      $     --
   Sale/Maturity proceeds ......................      $   29,177      $     --

GROWTH FUND:
   Purchases ...................................      $   25,859      $     --
   Sale/Maturity proceeds ......................      $   18,517      $     --

SMALL CAP FUND:
   Purchases ...................................      $  289,295      $     --
   Sale/Maturity proceeds ......................      $  187,487      $     --

WORLDWIDE FUND:
   Purchases ...................................      $  565,458      $     --
   Sale/Maturity proceeds ......................      $  208,729      $     --

BOND FUND:
   Purchases ...................................      $     --        $    9,041
   Sale/Maturity proceeds ......................      $    1,792      $   13,488





The aggregate amount of security transactions during the six months ended December 31, 2005, for the money market funds were as follows:

                                                      OTHER THAN
                                                         U.S.            U.S.
                                                      GOVERNMENT      GOVERNMENT
(in thousands)                                        SECURITIES      SECURITIES
--------------------------------------------------------------------------------

MONEY MARKET FUND - FEDERAL PORTFOLIO:
   Purchases ...................................      $     --        $1,335,581
   Sale/Maturity proceeds ......................      $     --        $1,339,341

MONEY MARKET FUND - PRIME PORTFOLIO:
   Purchases ...................................      $1,477,472      $1,408,403
   Sale/Maturity proceeds ......................      $1,390,400      $1,503,137

TAX-FREE MONEY MARKET FUND:
   Purchases ...................................      $  322,093      $     --
   Sale/Maturity proceeds ......................      $  343,324      $     --






--------------------------------------------------------------------------------
46                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

4. FEDERAL TAX INFORMATION

At December 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                                                                                   MONEY        MONEY
                                                                                                   MARKET      MARKET      TAX-FREE
                                                                                                   FUND         FUND        MONEY
                                     STOCK       GROWTH     SMALL CAP     WORLDWIDE      BOND     FEDERAL      PRIME        MARKET
(in thousands)                       FUND         FUND        FUND          FUND         FUND    PORTFOLIO    PORTFOLIO      FUND
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation ........   $ 16,064    $  2,204    $  52,316    $  475,214    $     825    $    --     $    --     $    --
Unrealized depreciation ........     (1,288)       (589)      (9,268)      (22,190)      (2,485)        --          --          --
                                   -------------------------------------------------------------------------------------------------
Net unrealized appreciation
  (depreciation) ...............   $ 14,776    $  1,615    $  43,048    $  453,024    $  (1,660)   $    --     $    --     $    --
                                   =================================================================================================
Cost of securities
  on a tax basis ...............   $110,399    $ 33,163    $ 393,471    $1,731,946    $ 157,311    $ 201,323   $ 514,389   $ 125,549
                                   =================================================================================================


The tax character of distributions paid during the fiscal years ended June 30, 2005, and 2004, were as follows:

                                        STOCK FUND               GROWTH FUND            SMALL CAP FUND            WORLDWIDE FUND
                                 -----------------------   ---------------------   ----------------------    -----------------------
                                  YEAR          YEAR         YEAR        YEAR       YEAR          YEAR        YEAR          YEAR
                                  ENDED         ENDED        ENDED       ENDED      ENDED         ENDED       ENDED         ENDED
                                  JUNE 30,      JUNE 30,     JUNE 30,    JUNE 30,   JUNE 30,      JUNE 30,    JUNE 30,      JUNE 30,
(in thousands)                     2005          2004         2005        2004       2005          2004        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
 Distributions paid from:
   Ordinary Income ...........   $   850      $   652      $   103      $    94      $ 1,042      $  --        $11,370      $ 5,145
   Net long-term capital gains     2,612         --           --           --          5,876        1,261         --           --
                                 ---------------------------------------------------------------------------------------------------
Total taxable distributions ..     3,462          652          103           94        6,918        1,261       11,370        5,145
   Exempt interest ...........      --           --           --           --           --           --           --           --
                                 ---------------------------------------------------------------------------------------------------
   Total distributions paid ..   $ 3,462      $   652      $   103      $    94      $ 6,918      $ 1,261      $11,370      $ 5,145
                                 ===================================================================================================


                                                           MONEY MARKET FUND        MONEY MARKET FUND            TAX-FREE
                                      BOND FUND            FEDERAL PORTFOLIO         PRIME PORTFOLIO          MONEY MARKET FUND
                                ---------------------    ---------------------    ----------------------   -----------------------
                                  YEAR          YEAR         YEAR        YEAR       YEAR          YEAR        YEAR          YEAR
                                  ENDED         ENDED        ENDED       ENDED      ENDED         ENDED       ENDED         ENDED
                                  JUNE 30,      JUNE 30,     JUNE 30,    JUNE 30,   JUNE 30,      JUNE 30,    JUNE 30,      JUNE 30,
(in thousands)                     2005          2004         2005        2004       2005          2004        2005          2004
------------------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income ...........   $2,910       $3,693      $3,655       $1,468       $9,853       $4,209       $ --         $ --
   Net long-term capital gains      209          637        --           --           --           --           --           --
                                 ---------------------------------------------------------------------------------------------------
Total taxable distributions ..    3,119        4,330       3,655        1,468        9,853        4,209         --           --
   Exempt interest ...........     --           --          --           --           --           --          1,935          797
                                 ---------------------------------------------------------------------------------------------------
Total distributions paid .....   $3,119       $4,330      $3,655       $1,468       $9,853       $4,209       $1,935       $  797
                                 ===================================================================================================


As of June 30, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                MONEY         MONEY
                                                                                               MARKET        MARKET       TAX-FREE
                                                                                                FUND          FUND         MONEY
                                  STOCK        GROWTH     SMALL CAP   WORLDWIDE     BOND       FEDERAL       PRIME         MARKET
(in thousands)                     FUND         FUND         FUND       FUND        FUND      PORTFOLIO     PORTFOLIO       FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income   $   1,659   $       6    $   2,494   $     789    $    --      $    --      $    --      $    --
Undistributed long-term
  capital gains .............       9,896        --          2,735        --           --           --           --           --
                                ----------------------------------------------------------------------------------------------------
Tax accumulated earnings ....      11,555           6        5,229         789         --           --           --           --
Accumulated capital and
  other losses ..............        --        (3,177)        --       (26,672)        (335)         (21)         (27)         (26)
Unrealized appreciation .....      10,686       1,462       28,300     261,795          568         --           --           --
                                ----------------------------------------------------------------------------------------------------
Total accumulated earnings
  (deficit) .................   $  22,241   $  (1,709)   $  33,529   $ 235,912    $     233    $     (21)   $     (27)   $     (26)
                                ====================================================================================================

5. FUND MERGER

On September 30, 2005, the UMB Scout Bond Fund acquired all of the net assets of the UMB Common Taxable Fixed Income Fund. The acquisition was accomplished by a tax-free exchange of (in thousands) 5,585 shares of the UMB Scout Bond Fund (valued at $61,381) for the 16,188 shares of the UMB Common Taxable Fixed Income Fund outstanding at September 30, 2005. The UMB Common Taxable Fixed Income Fund's net assets at that date, (in thousands) $61,381 including $263 of unrealized depreciation, were combined with those of the UMB Scout Bond Fund. The aggregate net assets of the UMB Scout Bond Fund and the UMB Common Taxable Fixed Income Fund immediately before the acquisition were (in thousands) $74,781 and $61,381, respectively.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             47

EXPENSE EXAMPLE (UNAUDITED)
DECEMBER 31, 2005

As a shareholder of the UMB Scout Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the UMB Scout WorldWide Fund and UMB Scout Small Cap Fund will be charged a 2.00% redemption fee for shares redeemed or exchanged within two months of purchase. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005, to December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for UMB Scout WorldWide Fund and UMB Scout Small Cap Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                                                       EXPENSES
                                                                         PAID
                                BEGINNING       ENDING                  DURING
                                ACCOUNT        ACCOUNT      ANNUALIZED  PERIOD
                                 VALUE          VALUE        EXPENSE   7/1/05 -
FUND                             7/1/05       12/31/05        RATIO   12/31/05*
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND
   Actual                    $  1,000.00     $ 1,084.30      0.8997%  $  4.73
   Hypothetical                 1,000.00       1,020.46      0.8997%     4.58

UMB SCOUT GROWTH FUND
   Actual                       1,000.00       1,021.50      0.8981%     4.58
   Hypothetical                 1,000.00       1,020.47      0.8981%     4.57

UMB SCOUT SMALL CAP FUND
   Actual                       1,000.00       1,058.10      1.0157%     5.27
   Hypothetical                 1,000.00       1,019.88      1.0157%     5.17

UMB SCOUT WORLDWIDE FUND
   Actual                       1,000.00       1,160.70      0.9999%     5.45
   Hypothetical                 1,000.00       1,019.96      0.9999%     5.09

UMB SCOUT BOND FUND
   Actual                       1,000.00         996.30      0.8677%     4.37
   Hypothetical                 1,000.00       1,020.63      0.8677%     4.42



                                                                       EXPENSES
                                                                         PAID
                                BEGINNING       ENDING                  DURING
                                ACCOUNT        ACCOUNT      ANNUALIZED  PERIOD
                                 VALUE          VALUE        EXPENSE   7/1/05 -
FUND                             7/1/05       12/31/05        RATIO   12/31/05*
--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET
Fund - Federal Portfolio
   Actual                    $  1,000.00     $ 1,015.90      0.4962%   $ 2.52
   Hypothetical                 1,000.00       1,022.50      0.4962%     2.53

UMB SCOUT MONEY MARKET
Fund - Prime Portfolio
   Actual                       1,000.00       1,016.00      0.4946%     2.51
   Hypothetical                 1,000.00       1,022.51      0.4946%     2.52

UMB SCOUT TAX-FREE
Money Market Fund
   Actual                       1,000.00       1,010.30      0.5173%     2.62
   Hypothetical                 1,000.00       1,022.39      0.5173%     2.64

*Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).


--------------------------------------------------------------------------------
48                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

                      PROXY VOTING POLICIES AND PROCEDURES

For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at www.sec.gov as well as the
   Funds' website at www.umbscoutfunds.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June
          30, 2005, is available as of August 31, 2005 without charge, upon request, by calling 800-996-2862 or
       by accessing the website of the Securities and Exchange Commission.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form
  N-Q. Each Fund's Form N-Q is available on the website of the Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the
    Commission's Public Reference Room in Washington, DC. Information on the
       operation of the Public Reference Room may be obtained by calling
                                1-800-SEC-0330.

This report has been prepared for the information of the Shareholders of the UMB
 Scout Stock Fund, the UMB Scout Growth Fund, the UMB Scout Small Cap Fund, the UMB Scout WorldWide Fund, the UMB Scout Bond Fund, the UMB Scout Money Market
Fund and the UMB Scout Tax-Free Money Market Fund, and is not to be construed as an offering of the shares of the Funds.

Not authorized for distribution unless accompanied or preceded by a current UMB
                            Scout Funds prospectus.

   The UMB Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investment
                 Advisors, Inc., a subsidiary of UMB Bank, n.a.

UMB SCOUT FUNDS                         INVESTMENT ADVISOR
100% No-Load Mutual Funds                 Scout Investment Advisors, Inc.
  Stock Fund                              Kansas City, Missouri
  Growth Fund
  Small Cap Fund                        AUDITORS
  WorldWide Fund                          BKD, LLP
  Bond Fund                               Houston, Texas
  Money Market Fund
  Tax-Free Money Market Fund            LEGAL COUNSEL
                                          Stradley, Ronon, Stevens & Young, LLP
                                          Philadelphia, Pennsylvania

                                        CUSTODIAN
                                          UMB Bank, N.A.
                                          Kansas City, Missouri

                                        DISTRIBUTOR
                                          UMB Distribution Services, LLC
                                          Milwaukee, Wisconsin

                                        TRANSFER AGENT
                                          UMB Fund Services, Inc.
                                          Milwaukee, Wisconsin












                 UMB SCOUT FUNDS

             P.O. Box 1241 Milwaukee,
                   WI 53201-1241

              TOLL FREE 800-996-2862

                 umbscoutfunds.com

     "UMB," "Scout" and the Scout design --
            Reg. U.S. Pat & Tr. Off.

                                                              UMB 000047 (02/06)
                                                                     SC-410-0206

                                UMB SCOUT FUNDS



                               MONEY MARKET FUND

                           FEDERAL PORTFOLIO (UMFXX)

                            PRIME PORTFOLIO (UMPXX)



                           TAX-FREE MONEY MARKET FUND
                                    (UMTXX)














                  SEMIANNUAL REPORT      DECEMBER 31, 2005


                TABLE OF CONTENTS

                Money Market Fund ...........................................  1

                Tax-Free Money Market Fund ..................................  5

                Statements of Assets and Liabilities ........................  9

                Statements of Operations .................................... 10

                Statements of Changes in Net Assets ......................... 11

                Financial Highlights ........................................ 13

                Notes to Financial Statements ............................... 15

                Expense Example ............................................. 18


















================================================================================
Shares of the UMb Scout Funds are not eeposits or 0bligations of, nor guaranteed by, UMB Bank, N.A. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.


--------------------------------------------------------------------------------
                                               UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================
MONEY MARKET FUND

OBJECTIVE:

The UMB Scout Money
Market Fund seeks maximum
income consistent with safety
of principal and liquidity
by investing in high-quality,
short-term debt obligations.
The Fund offers shares of two
separate Portfolios, Federal
and Prime.

The UMB Scout Money Market Fund- Prime Portfolio provided a return of 2.73%, 1.81% and 3.50% for the one-, five- and ten-year periods ended December 31, 2005. The Federal Portfolio provided a return of 2.70%, 1.79% and 3.45% for the one-, five- and ten-year periods ended December 31, 2005. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end and current 7-day yield, please call 800-996-2862 or visit umbscoutfunds.com.

The Federal Open Market Committee ("FOMC") continued their tightening campaign at a "measured pace" -- hoping to offset the (potentially) inflationary pressures that could result from the protracted period of "easy money." Overnight target rates rose steadily throughout the year, from 2.25% to 4.25% at year-end. This type of environment is favorable for money market investors, as yields push steadily higher. As would be expected, money market returns outperformed most sectors of the bond markets and only modestly lagged equity returns. We began moving our average maturity outward as the year progressed, positioning for the potential ending of the Fed tightening campaign. In the Prime Portfolio, we continued to focus our investments in high-grade commercial paper issuers, when incremental returns were sufficient.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Money Market Fund
Federal Portfolio (UMFXX)

PIE CHART OMITTED

        Government & Agencies ..........................  100%
--------------------------------------------------------------------------------

Based on total investments as of December 31, 2005. Subject to change.



FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Money Market Fund
Prime Portfolio (UMPXX)

PIE CHART OMITTED

        Government & Agencies ..........................   55%

        Commerical Paper ...............................   40%

        Municipal Bonds ................................    5%
--------------------------------------------------------------------------------

Based on total investments as of December 31, 2005. Subject to change.



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                              1


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

MONEY MARKET FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
U.S. GOVERNMENT AGENCIES -- 99.9%
                Federal Farm Credit Bank
$ 30,000,000     4.44%, 01/06/06 ..............................     $ 29,984,833
  12,000,000     3.75%, 01/13/06 ..............................       11,985,000
                Federal Home Loan Bank
  28,000,000     4.16%, 01/11/06 ..............................       27,970,644
  10,000,000     4.09%, 01/13/06 ..............................        9,986,367
   1,200,000     2.25%, 01/30/06 ..............................        1,199,128
   3,700,000     2.375%, 02/15/06 .............................        3,691,113
   1,000,000     4.50%, 02/15/06 ..............................        1,000,128
   1,050,000     2.04%, 02/17/06 ..............................        1,047,841
   2,500,000     4.17%, 02/22/06 ..............................        2,484,942
   8,450,000     2.50%, 03/15/06 ..............................        8,419,627
  10,000,000     Variable Rate, 04/28/06 ......................       10,000,000
   2,500,000     2.05%, 05/15/06 ..............................        2,480,688
   5,000,000     Variable Rate, 05/24/06, callable ............        5,000,000
   3,000,000     Variable Rate, 05/26/06, callable ............        2,999,761
   5,000,000     Variable Rate, 06/12/06 ......................        4,999,684
   5,000,000     Variable Rate, 06/15/06, callable ............        5,000,000
   5,000,000     Variable Rate, 07/11/06, callable ............        5,000,000
  12,000,000     Variable Rate, 08/09/06, callable ............       12,000,000
   2,385,000     4.125%, 08/11/06 .............................        2,385,000
   4,550,000     Variable Rate, 10/18/06, callable ............        4,549,092
   5,000,000     Variable Rate, 12/08/06, callable ............        5,000,000
   2,000,000     Variable Rate, 12/13/06 ......................        1,999,818



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCIES (Continued)
                Federal Home Loan Mortgage Corp.
$  5,000,000     3.88%, 01/03/06 ..............................     $  4,998,922
   2,000,000     2.15%, 01/30/06 ..............................        1,997,202
   5,000,000     4.13%, 02/14/06 ..............................        4,974,761
                Federal National Mortgage Association
   5,400,000     4.12%, 01/03/06 ..............................        5,398,764
   2,000,000     4.16%, 01/05/06 ..............................        1,999,076
   3,000,000     3.94%, 01/09/06 ..............................        2,997,433
   5,000,000     2.50%, 02/17/06 ..............................        4,991,202
  15,000,000     4.31%, 09/01/06 ..............................       14,582,849
                U.S. Treasury Bill
     200,000     3.915%, 01/26/06 .............................          199,469
                                                                    ------------

TOTAL INVESTMENTS
(Cost $201,323,344) -- 99.9% ..................................      201,323,344

Other assets less liabilities -- 0.1% .........................          221,205
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent of $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  201,599,704 shares outstanding) .............................     $201,544,549
                                                                    ============





Valuation of securities is on the basis of amortized cost, which approximates market value.



See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
2                                              UMB SCOUT FUNDS SEMIANNUAL REPORT



SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO
SHORT-TERM CORPORATE
NOTES -- 39.8%
                Anheuser-Busch
                Companies, Inc.
$  3,500,000       4.17%, 01/30/06 ..........................       $  3,488,243
  20,000,000       4.33%, 03/28/06 ..........................         19,793,122
                ASIF Global Financing -- 144A
   5,000,000       Variable Rate, 05/30/06(3) ...............          5,005,242
                Bank of America Corp.
  10,000,000       Variable Rate, 08/10/06 ..................         10,001,002
                Bank of Ireland
  11,350,000       4.23%, 01/23/06 ..........................         11,320,721
     900,000       4.26%, 01/27/06 ..........................            897,250
  10,000,000       4.225%, 02/10/06 .........................          9,953,055
                General Electric Capital Corp.
     500,000       2.00%, 01/30/06 ..........................            499,122
   7,865,000       Variable Rate, 02/03/06 ..................          7,867,054
   4,230,000       Variable Rate, 02/06/06 ..................          4,231,295
   5,000,000       Variable Rate, 05/12/06 ..................          5,004,952
                Household Financial Corp.
     450,000       3.375%, 02/21/06 .........................            449,405
                International Bank For
                Reconstruction & Development
  20,000,000       3.96%, 01/04/06 ..........................         19,993,400
                Merrill Lynch & Co.
  10,000,000       Variable Rate, 01/13/06 ..................         10,001,559
     250,000       2.47%, 03/10/06 ..........................            249,026
                Metlife, Inc.
   3,600,000       4.11%, 01/23/06 ..........................          3,590,958
   9,950,000       4.25%, 02/21/06 ..........................          9,890,093
   9,000,000       4.37%, 03/13/06 ..........................          8,922,433
                Morgan Stanley Dean Witter & Co.
  20,000,000       4.22%, 01/05/06 ..........................         19,990,622





--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

SHORT-TERM CORPORATE
NOTES (Continued)

                Nestle Capital Corp.
$  2,555,000       4.22%, 02/15/06 ..........................       $  2,541,522
   1,000,000       4.29%, 02/17/06 ..........................            994,399
                Pfizer, Inc.
   5,000,000       4.00%, 01/11/06 ..........................          4,994,167
   3,850,000       4.25%, 01/27/06 ..........................          3,838,183
                Procter & Gamble Co.
  10,000,000       4.19%, 01/04/06 ..........................          9,996,508
                Royal Bank of Canada
   2,650,000       4.10%, 01/23/06 ..........................          2,643,361
                United Parcel Service, Inc.
  20,000,000       3.97%, 01/04/06 ..........................         19,993,383
                Wells Fargo & Co.
   9,000,000       Variable Rate, 06/12/06 ..................          9,005,602
                                                                    ------------

TOTAL SHORT-TERM CORPORATE NOTES
(Cost $205,155,679) -- 39.8% ................................        205,155,679
                                                                    ============
MUNICIPAL BOND -- 5.0%
                Colorado Springs, Colorado,
                   Utility Revenue Bonds
 25,000,000        Variable Rate, 11/01/27 ..................         25,000,000
                Edina, Minnesota
  1,000,000        3.75%, 02/01/06 ..........................          1,000,170
                Oakland County, Michigan
    100,000        3.90%, 04/01/06 ..........................            100,000
                                                                    ------------

TOTAL MUNICIPAL BOND
(Cost $26,100,170) -- 5.0% ..................................         26,100,170
                                                                    ============




                                                         Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             3

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

PRIME PORTFOLIO (Continued)
U.S. GOVERNMENT
AGENCIES -- 54.9%

                Federal Farm Credit Bank
$13,000,000        3.75%, 01/13/06 ..........................       $ 12,983,750
 10,000,000        Variable Rate, 07/14/06 ..................         10,000,000
                Federal Home Loan Bank
  5,000,000        4.16%, 01/11/06 ..........................          4,994,222
  6,588,000        4.1385%, 01/20/06 ........................          6,573,703
  3,175,000        4.13%, 01/25/06 ..........................          3,166,258
  3,690,000        2.25%, 01/30/06 ..........................          3,687,316
  5,570,000        3.03%, 02/03/06 ..........................          5,563,115
  5,000,000        2.00%, 02/13/06 ..........................          4,987,773
    500,000        4.50%, 02/15/06 ..........................            500,064
  7,500,000        4.17%, 02/22/06 ..........................          7,454,825
  5,000,000        3.20%, 02/28/06 ..........................          4,999,683
 20,000,000        Variable Rate, 04/28/06 ..................         20,000,000
  4,450,000        4.15%, 04/28/06 ..........................          4,450,000
  2,500,000        2.05%, 05/15/06 ..........................          2,480,688
 15,000,000        Variable Rate, 05/24/06 ..................         15,000,000
  6,100,000        Variable Rate, 05/26/06 ..................          6,099,515
  5,000,000        Variable Rate, 06/12/06 ..................          4,999,682
 20,000,000        Variable Rate, 06/15/06 ..................         20,000,000
 14,750,000        Variable Rate, 07/11/06 ..................         14,750,000
  8,000,000        Variable Rate, 08/09/06 ..................          8,000,000
  7,500,000        4.125%, 08/11/06 .........................          7,500,000
  1,650,000        Variable Rate, 08/25/06 ..................          1,649,466
 10,000,000        Variable Rate, 10/18/06 ..................         10,000,000
  2,500,000        Variable Rate, 12/08/06 ..................          2,500,000
  2,200,000        Variable Rate, 12/13/06 ..................          2,199,799
                Federal Home Loan Mortgage Corp.
   5,000,000       3.88%, 01/03/06 ..........................          4,998,922
  31,414,000       5.25%, 01/15/06 ..........................         31,425,604
   8,000,000       2.15%, 01/30/06 ..........................          7,988,808
   5,000,000       4.13%, 02/14/06 ..........................          4,974,761
   5,000,000       2.00%, 02/23/06 ..........................          4,982,960
   5,000,000       4.24%, 07/31/06 ..........................          4,880,580
   5,000,000       Variable Rate, 12/27/06 ..................          5,000,000




--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCIES (Continued)
                Federal National
                Mortgage Association
$  4,600,000       4.12%, 01/03/06 ..........................       $  4,598,947
   2,000,000       3.94%, 01/09/06 ..........................          1,998,289
  10,000,000       4.17%, 01/23/06 ..........................          9,974,517
   2,550,000       4.16%, 02/08/06 ..........................          2,538,803
   4,400,000       4.27%, 02/22/06 ..........................          4,372,862
   1,500,000       3.25%, 03/17/06 ..........................          1,496,688
   9,361,000       4.31%, 09/01/06 ..........................          9,361,261
                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $283,132,861) -- 54.9% ................................        283,132,861
                                                                    ============

TOTAL INVESTMENTS
(Cost $514,388,710) -- 99.7% ................................        514,388,710

Other assets less liabilities -- 0.3% .......................          1,569,964
                                                                    ------------

TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  516,097,750 shares outstanding) ...........................       $515,958,674
                                                                    ============







Valuation of securities is on the basis of amortized cost, which approximates market value.




See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
4                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

================================================================================
TAX-FREE MONEY MARKET FUND

OBJECTIVE:

The Umb Scout Tax-Free
Money Market Fund seeks
the highest level of income
exempt from federal income
tax consistent with quality
and maturity standards.

The UMB Scout Tax-Free Money Market Fund provided a return of 1.86%, 1.20% and 2.13% for the one-, five- and ten-year periods ended December 31, 2005. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance information quoted here. To obtain performance information current to the most recent month-end and current 7-day yield, please call 800-996-2862 or visit umbscoutfunds.com.

The FOMC continued to progress through a steady tightening phase, pushing taxable overnight rates to 4.25% at year-end. Tax-free yields have not risen quite as dramatically as taxable rates, but may still be sufficient to reward investors in the top Federal tax brackets. Money market returns have been steadily improving, as the FOMC raises overnight rates. Short-term tax free yields have moved up by more than 1.50% during the calendar year, pushing rates back to more palatable levels. We began moving our average maturity outward as the year progressed, positioning for the potential ending of the Fed tightening campaign.

J. ERIC KELLEY
SCOUT INVESTMENT ADVISORS, INC.

FUND DIVERSIFICATION (UNAUDITED)
UMB Scout Tax-Free Money Market Fund (UMTXX)

PIE CHART OMITTED

        Demand Notes ...................................   59%

        Commercial Paper ...............................   41%
--------------------------------------------------------------------------------

Based on total investments as of December 31, 2005. Subject to change.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the Federal alternative minimum tax, as well as state and local taxes.




--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             5



SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

ALASKA
              Valdez, Alaska, Marine Revenue
$   500,000     Variable Rate, 10/01/25 ........................   $    500,000

ARIZONA
              Mesa, Arizona, Municipal Development Corp.,
                Commercial Paper
  1,000,000     2.80%, 01/31/06 ................................      1,000,000
              Salt River Project, Arizona, Commercial Paper
  2,500,000     2.84%, 02/07/06 ................................      2,500,000

CONNECTICUT
              Connecticut State Health & Education
    900,000     Variable Rate, 05/15/14 ........................        900,000
  1,500,000     Variable Rate, 02/15/21 ........................      1,500,000
  2,800,000     Variable Rate, 11/15/28 ........................      2,800,000
  1,500,000     Variable Rate, 07/01/29 ........................      1,500,000

DELAWARE
              Delaware State
    100,000     5.13%, 04/01/08 ................................        100,506

FLORIDA
              Dade County, Florida, Industrial Development
    600,000     Variable Rate, 06/01/21 ........................        600,000
              Florida Municipal Power Agency, Commercial Paper
  1,300,000     2.90%, 01/05/06 ................................      1,300,000

GEORGIA
              Cobb County, Georgia, Housing Authority
                Multifamily Housing
  2,100,000     Variable Rate, 09/15/26 ........................      2,100,000
              Fulton County, Georgia, Housing Authority
                Multifamily Housing
  1,000,000     Variable Rate, 09/15/26 ........................      1,000,000
              Georgia Municipal Electric Authority,
                Commercial Paper
  3,061,000     2.82%, 01/06/06 ................................      3,061,000
  3,000,000     3.00%, 01/17/06 ................................      3,000,000
    600,000     Variable Rate, 01/01/20 ........................        600,000



--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                   VALUE
--------------------------------------------------------------------------------

ILLINOIS
              Illinois Development Finance Authority Poll
$   910,000     Variable Rate, 11/01/12 ........................   $    910,000

INDIANA
              Indiana, State Educational Facilities Authority
  3,400,000     Variable Rate, 03/01/25 ........................      3,400,000
              St. Joseph County, Indiana, Educational Facilities
  1,800,000     Variable Rate, 03/01/37 ........................      1,800,000

KANSAS
              Kansas, State Dept. of Transportation,
                Highway Revenue
    250,000     Variable Rate, 09/01/20 ........................        250,000
  3,000,000     Variable Rate, 09/01/20 ........................      3,000,000

KENTUCKY
              Kentucky Rural Water Revenue
    900,000     2.00%, 02/01/06 ................................        898,678

MARYLAND
              Maryland Health & Higher Education,
                Commercial Paper
  6,000,000     2.78%, 01/09/06 ................................      6,000,000
              Montgomery County, Maryland, Housing Authority
                Multifamily Housing
    550,000     Variable Rate, 08/01/15 ........................        550,000

MASSACHUSETTS
              Bridgewater & Raynham, Massachusetts Regional
                School District
  3,000,000     4.125%, 09/01/06 ...............................      3,024,731
              Massachusetts State Federal Highway Grant
    220,000     5.00%, 06/15/06 ................................        221,765
              Massachusetts State Health & Education
  2,900,000     Variable Rate, 08/01/15 ........................      2,900,000
  1,100,000     Variable Rate, 11/01/26 ........................      1,100,000
    900,000     Variable Rate, 11/01/35 ........................        900,000
  1,300,000     Variable Rate, 11/01/35 ........................      1,300,000
              Massachusetts Turnpike Authority
    100,000     5.00%, 01/01/06 ................................        100,000



--------------------------------------------------------------------------------
6                                              UMB SCOUT FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

MISSOURI
              Missouri, State Health & Educational Authority
$ 5,000,000     4.00%, 10/27/06 ................................   $  5,041,790
    500,000     Variable Rate, 09/01/30 ........................        500,000
    500,000     Variable Rate, 09/01/30 ........................        500,000
              St. Charles, Missouri School District
  2,660,000     3.25%, 03/01/06 ................................      2,662,574
              University of Missouri Curators
  2,500,000     5.00%, 06/30/06 ................................      2,529,235

NEBRASKA
              Omaha, Nebraska, Public Power, Commercial Paper
  2,400,000     2.85%, 02/09/06 ................................      2,400,000
              Omaha, Nebraska, Public Power Building
    370,000     2.85%, 05/01/06 ................................        370,000

NEVADA
              Las Vegas Valley, Nevada, Water, Commercial Paper
  1,500,000     3.07%, 01/09/06 ................................      1,500,000

OHIO
              Cleveland, Ohio, Waterworks Revenue
  1,800,000     Variable Rate, 01/01/33 ........................      1,800,000
              Franklin County, Ohio, Revenue
  3,000,000     Variable Rate, 12/01/30 ........................      3,000,000

PENNSYLVANIA
              Beaver County, Pennsylvania, Pollution Control
  2,650,000     Variable Rate, 12/01/20 ........................      2,650,000
              Delaware County, Pennsylvania
    450,000     Variable Rate, 12/01/15 ........................        450,000
              Schuylkill County, Pennsylvania
    400,000     Variable Rate, 04/01/21 ........................        400,000

SOUTH CAROLINA
              South Carolina Public Services, Commercial Paper
  1,000,000     2.84%, 02/07/06 ................................      1,000,000




--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

TENNESSEE
              Metro Nashville, Tennessee Government
$ 2,400,000     Variable Rate, 10/01/44 ........................   $  2,400,000

TEXAS
              Austin, Texas, Utility System, Commercial Paper
    500,000     3.05%, 01/10/06 ................................        500,000
              Dallas, Texas, Rapid Transit, Commercial Paper
  2,900,000     2.73%, 01/10/06 ................................      2,900,000
  2,500,000     3.15%, 01/10/06 ................................      2,500,000
              El Paso, Texas Water, Commercial Paper
  3,200,000     3.00%, 02/03/06 ................................      3,200,000
    625,000     2.80%, 02/07/06 ................................        625,000
              Harris County, Texas, Commercial Paper
  2,000,000     2.85%, 01/18/06 ................................      2,000,000
              San Antonio, Texas, Water, Commercial Paper
  1,000,000     2.87%, 03/09/06 ................................      1,000,000
              San Antonio, Texas, Water Revenue
  1,300,000     Variable Rate, 05/15/33 ........................      1,300,000
              Texas A & M University
  3,000,000     2.67%, 02/15/06 ................................      2,999,705
              Texas Municipal Power, Commercial Paper
  3,000,000     3.00%, 01/05/06 ................................      3,000,000
  2,700,000     2.90%, 02/06/06 ................................      2,700,000
              Texas Public Finance Authority, Commercial Paper
  4,000,000     2.85%, 01/13/06 ................................      4,000,000
              Texas State Tax & Revenue
  3,550,000     4.50%, 08/31/06 ................................      3,583,586
              University of Texas, Commercial Paper
    800,000     3.08%, 01/06/06 ................................        800,000
  2,000,000     3.02%, 01/11/06 ................................      2,000,000

UTAH
              Intermountain Power, Utah, Commercial Paper
  2,000,000     3.05%, 01/05/06 ................................      2,000,000
              Salt Lake City, Utah, Pollution Control
  1,000,000     Variable Rate, 02/01/08 ........................      1,000,000


                                                         Continued on next page.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                              7


SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

TAX-FREE MONEY MARKET FUND (Continued)

--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

WASHINGTON
              Washington State, Public Power Supply #1
$ 1,100,000     Variable Rate, 07/01/17 ........................   $  1,100,000
              Washington State, Public Power Supply #2a1
  1,100,000     Variable Rate, 07/01/12 ........................      1,100,000
              Washington State, Public Power Supply #2a2
  1,400,000     Variable Rate, 07/01/12 ........................      1,400,000
              Washington State Ser A
  1,790,000     5.25%, 01/01/06 ................................      1,790,000

WISCONSIN
              Wauwatosa, Wisconsin, School District
    450,000     3.88%, 08/15/06 ................................        450,502
              Wisconsin State Government, Commercial Paper
  3,000,000     2.82%, 01/06/06 ................................      3,000,000
              Wisconsin State Health & Educational
                Authority Revenue
  1,500,000     Variable Rate, 11/01/30 ........................      1,500,000




--------------------------------------------------------------------------------
PRINCIPAL
  AMOUNT                                                               VALUE
--------------------------------------------------------------------------------

WYOMING
              Kemmerer, Wyoming, Pollution Control
$   100,000     Variable Rate, 11/01/14 ........................   $    100,000
              Lincoln County, Wyoming, Pollution Control
    180,000     Variable Rate, 11/01/14 ........................        180,000
  1,100,000     Variable Rate, 08/01/15 ........................      1,100,000
              Wyoming Community Development Authority
  1,700,000     Variable Rate, 12/01/32 ........................      1,700,000
                                                                   ------------

TOTAL INVESTMENTS
(COST $125,549,072) -- 99.4% ...................................    125,549,072

Other assets less liabilities -- 0.6% ..........................        757,636
                                                                   ------------
TOTAL NET ASSETS -- 100.0%
  (equivalent to $1.00 per share;
  unlimited shares of $0.01 par value
  capital shares authorized;
  126,387,982 shares outstanding) ..............................   $126,306,708
                                                                   ============












Valuation of securities is on the basis of amortized cost, which approximates market value.






See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                              UMB SCOUT FUNDS SEMIANNUAL REPORT


STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005 (UNAUDITED)
(IN THOUSANDS EXCEPT PER SHARE DATA)

---------------------------------------------------------------------------------------------------------
                                                             MONEY MARKET    MONEY MARKET
                                                                 FUND            FUND          TAX-FREE
                                                                FEDERAL          PRIME       MONEY MARKET
                                                               PORTFOLIO       PORTFOLIO         FUND
---------------------------------------------------------------------------------------------------------
ASSETS:
   Investment securities at cost .........................   $    201,323    $    514,389    $    125,549
                                                             ============================================
   Investment securities at value ........................   $    201,323    $    514,389    $    125,549
   Cash ..................................................            475             986             392
   Receivables:
      Interest ...........................................            313           1,865             642
      Fund shares sold ...................................             --              39              --
   Prepaid and other assets ..............................             40              33              24
                                                             --------------------------------------------
         Total assets ....................................        202,151         517,312         126,607
                                                             --------------------------------------------
LIABILITIES:
   Payables:
      Fund shares redeemed ...............................              2              22              --
      Dividends payable ..................................            540           1,239             267
      Accrued investment advisory fees ...................             10              30               7
      Accrued administration and fund accounting fees ....             18              39              12
      Accrued shareholder servicing fees .................             29              12               4
      Accrued custody fees ...............................              1               4               7
      Other accrued expenses .............................              6               7               3
                                                             --------------------------------------------
         Total liabilities ...............................            606           1,353             300
                                                             --------------------------------------------
NET ASSETS ...............................................   $    201,545    $    515,959    $    126,307
                                                             ============================================
NET ASSETS CONSIST OF:
   Capital (capital stock and paid-in capital) ...........   $    201,566    $    516,069    $    126,333
   Accumulated undistributed income:
      Net realized loss on investments and foreign
         currency transactions ...........................            (21)           (110)            (26)
                                                             --------------------------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..............   $    201,545    $    515,959    $    126,307
                                                             ============================================
   Capital shares, $0.01 par value
      Authorized .........................................      UNLIMITED       UNLIMITED       UNLIMITED
                                                             ============================================
      Outstanding ........................................        201,600         516,098         126,388
                                                             ============================================
NET ASSET VALUE PER SHARE ................................   $       1.00    $       1.00    $       1.00
                                                             ============================================





See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                              9


STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------
                                                                 MONEY MARKET     MONEY MARKET
                                                                     FUND            FUND          TAX-FREE
                                                                    FEDERAL          PRIME       MONEY MARKET
                                                                   PORTFOLIO       PORTFOLIO         FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income ...........................................   $      3,724    $      9,687    $      1,804
                                                                 --------------------------------------------
      Total investment income ................................          3,724           9,687           1,804
                                                                 --------------------------------------------
EXPENSES:
   Investment advisory fees ..................................            308             901             212
   Shareholder servicing fees ................................             45              56              22
   Administration and fund accounting fees ...................            103             227              71
   Custody fees ..............................................             13              32              17
   Federal and state registration fees .......................              8              10               9
   Professional fees .........................................             12              34              13
   Reports to shareholders ...................................              5              19               5
   Directors' fees ...........................................              5              12               3
   Insurance fees ............................................              4              12               3
   Other expenses ............................................              6               8              10
                                                                 --------------------------------------------
      Total expenses before waiver ...........................            509           1,311             365
                                                                 --------------------------------------------
   Net expenses ..............................................            509           1,311             365
                                                                 --------------------------------------------
   Net investment income .....................................          3,215           8,376           1,439
                                                                 --------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain (loss) from investment and
      foreign currency transactions ..........................             --             (83)             --
                                                                 --------------------------------------------
   Net realized and unrealized gain (loss) on investments
      and foreign currencies .................................             --             (83)             --
                                                                 --------------------------------------------
   Net increase in net assets resulting from operations ......   $      3,215    $      8,293    $      1,439
                                                                 ============================================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                        MONEY MARKET FUND - FEDERAL PORTFOLIO    MONEY MARKET FUND - PRIME PORTFOLIO
                                                        -------------------------------------    -----------------------------------
                                                          SIX MONTHS ENDED                        SIX MONTHS ENDED
                                                          DECEMBER 31, 2005     YEAR ENDED        DECEMBER 31, 2005     YEAR ENDED
                                                             (UNAUDITED)      JUNE 30, 2005          (UNAUDITED)      JUNE 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income ...............................     $      3,215       $      3,655         $      8,376       $      9,853
  Net realized gain (loss) from investment and
    foreign currency transactions .....................               --                (21)                 (83)               (26)
                                                            -----------------------------------------------------------------------
  Net increase in net assets resulting
    from operations ...................................            3,215              3,634                8,293              9,827

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............................           (3,215)            (3,655)              (8,376)            (9,853)
                                                            -----------------------------------------------------------------------
  Total distributions to shareholders .................           (3,215)            (3,655)              (8,376)            (9,853)

CAPITAL SHARE TRANSACTIONS:
  Shares sold .........................................          131,724            298,015              323,728            745,596
  Shares issued for reinvestment of distributions .....              471                492                2,096              2,271
                                                            -----------------------------------------------------------------------
                                                                 132,195            298,507              325,824            747,867
  Shares redeemed .....................................         (133,536)          (305,802)            (327,058)          (817,523)
                                                            -----------------------------------------------------------------------
  Net increase (decrease) from capital share
    transactions ......................................           (1,341)            (7,295)              (1,234)           (69,656)
                                                            -----------------------------------------------------------------------
  Net increase (decrease) in net assets ...............           (1,341)            (7,316)              (1,317)           (69,682)

NET ASSETS:
  Beginning of period .................................          202,886            210,202              517,276            586,958
                                                            -----------------------------------------------------------------------
  End of period .......................................     $    201,545       $    202,886         $    515,959       $    517,276
                                                            -----------------------------------------------------------------------
TRANSACTIONS IN SHARES:
  Shares sold .........................................          131,724            298,015              323,728            745,596
  Shares issued for reinvestment of distributions .....              471                492                2,096              2,271
  Shares redeemed .....................................         (133,536)          (305,802)            (327,058)          (817,523)
                                                            -----------------------------------------------------------------------
  Net increase (decrease) .............................           (1,341)            (7,295)              (1,234)           (69,656)
                                                            =======================================================================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             11


STATEMENTS OF CHANGES IN NET ASSETS

(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------
                                                                         TAX-FREE MONEY MARKET FUND
                                                                         --------------------------
                                                                    SIX MONTHS ENDED
                                                                    DECEMBER 31, 2005        YEAR ENDED
                                                                       (UNAUDITED)         JUNE 30, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ......................................       $      1,439          $      1,935
                                                                      ----------------------------------
   Net increase in net assets resulting from operations .......              1,439                 1,935

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ......................................             (1,439)               (1,935)
                                                                      ----------------------------------
   Total distributions to shareholders ........................             (1,439)               (1,935)

CAPITAL SHARE TRANSACTIONS:
   Shares sold ................................................            135,568               233,487
   Shares issued for reinvestment of distributions ............                 90                   112
                                                                      ----------------------------------
                                                                           135,658               233,599
   Shares redeemed ............................................           (156,459)             (232,622)
                                                                      ----------------------------------
   Net increase (decrease) from capital share transactions ....            (20,801)                  977
                                                                      ----------------------------------
   Net increase (decrease) in net assets ......................            (20,801)                  977

NET ASSETS:
   Beginning of period ........................................            147,108               146,131
                                                                      ----------------------------------
   End of period ..............................................       $    126,307          $    147,108
                                                                      ==================================
TRANSACTIONS IN SHARES:
   Shares sold ................................................            135,568               233,487
   Shares issued for reinvestment of distributions ............                 90                   112
   Shares redeemed ............................................           (156,459)             (232,622)
                                                                      ----------------------------------
   Net increase (decrease) ....................................       $    (20,801)                  977
                                                                      ==================================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                             UMB SCOUT FUNDS SEMIANNUAL REPORT


FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD.

UMB SCOUT MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             DECEMBER 31, 2005                  FOR THE PERIODS ENDED JUNE 30,
                                                (UNAUDITED)        2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------
FEDERAL PORTFOLIO
Net asset value, beginning of period .......     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ----------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ................         0.02            0.02         0.01         0.01         0.02         0.05
                                                 ----------------------------------------------------------------------------
   Distributions from:
      Net investment income ................        (0.02)          (0.02)       (0.01)       (0.01)       (0.02)       (0.05)
                                                 ----------------------------------------------------------------------------
Net asset value, end of period .............     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ============================================================================
Total return ...............................         1.59%(a)        1.69%        0.52%        0.92%        1.91%        5.47%
                                                 ============================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ....     $    202        $    203     $    210     $    334     $    353     $    375
Ratio of expenses to average net assets ....         0.50%           0.51%        0.51%        0.51%        0.51%        0.51%
Ratio of net investment income
   to average net assets ...................         3.13%           1.65%        0.52%        0.91%        1.91%        5.30%

PRIME PORTFOLIO
Net asset value, beginning of period .......     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ----------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ................         0.02            0.02         0.01         0.01         0.02         0.05
                                                 ----------------------------------------------------------------------------
   Distributions from:
      Net investment income ................        (0.02)          (0.02)       (0.01)       (0.01)       (0.02)       (0.05)
                                                 ----------------------------------------------------------------------------
Net asset value, end of period .............     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ============================================================================
Total return ...............................         1.60%(a)        1.71%        0.54%        0.95%        1.94%        5.52%
                                                 ============================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ....     $    516        $    517     $    587     $  1,011     $    938     $    865
Ratio of expenses to average net assets ....         0.49%           0.50%        0.51%        0.50%        0.51%        0.50%
Ratio of net investment income
   to average net assets ...................         3.16%           1.69%        0.54%        0.94%        1.91%        5.33%


(a)   Not annualized.


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             13


FINANCIAL HIGHLIGHTS

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE
PERIOD.

UMB SCOUT TAX-FREE MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             DECEMBER 31, 2005                  FOR THE PERIODS ENDED JUNE 30,
                                                (UNAUDITED)        2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .......     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ----------------------------------------------------------------------------
   Income from investment operations:
      Net investment income ................         0.01            0.01           --         0.01         0.01         0.03
                                                 ----------------------------------------------------------------------------
   Distributions from:
      Net investment income ................        (0.01)          (0.01)          --        (0.01)       (0.01)       (0.03)
                                                 ----------------------------------------------------------------------------
Net asset value, end of period .............     $   1.00        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                 ============================================================================
Total return ...............................         1.03%(a)        1.25%        0.42%        0.71%        1.23%        3.25%
                                                 ============================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions) ....     $    126        $    147     $    146     $    197     $    175     $    146
Ratio of expenses to average net assets ....         0.52%           0.51%        0.51%        0.51%        0.51%        0.51%
Ratio of net investment income
   to average net assets ...................         2.04%           1.24%        0.42%        0.70%        1.19%        3.17%

(a)   Not annualized.


See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2005 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The UMB Scout Money Market Fund - Federal Portfolio (Money Market - Federal Portfolio), UMB Scout Money Market Fund - Prime Portfolio (Money Market - Prime Portfolio) and UMB Scout Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds") are mutual funds offered by UMB Scout Funds, a Delaware statutory trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Funds' investment objectives are as follows:


FUND                                           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Money Market - Federal Portfolio ..........   Maximum income consistent with
                                              safety of principal and liquidity
Money Market - Prime Portfolio .............  Maximum income consistent with safety of principal and liquidity
Tax-Free Money Market ......................  Highest level of income exempt from federal income tax
                                              consistent with quality and
                                              maturity standards
--------------------------------------------------------------------------------


The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

a) SECURITY VALUATIONS -- Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

b) FEDERAL INCOME TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

     As of June 30, 2005, the following Funds had net capital loss carryovers:


                                                MONEY MARKET          TAX-FREE
                                                     FUND           MONEY MARKET
(in thousands)                                 PRIME PORTFOLIO          FUND
--------------------------------------------------------------------------------
For losses expiring June 30,
   2011 .....................................       $  1             $    25
                                                    ------------------------
Total .......................................       $  1             $    25
                                                    ========================


     Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

     As of June 30, 2005, Money Market Fund - Federal Portfolio and Money Market Fund - Prime Portfolio had (in thousands): $21, and $26, respectively, of post-October losses, which are deferred until 2006 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.


--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             15

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)

c) DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These reclassifications are due to differing treatment for items such as deferral of wash sales, net operating losses and post-October capital losses.

d) AMORTIZATION -- Discounts and premiums on securities purchased are amortized over the life of the respective securities.

e) USE OF ESTIMATES -- The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

f) GUARANTEES AND INDEMNIFICATIONS -- In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a) INVESTMENT ADVISORY FEES -- Effective April 1, 2005, the Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the "Agreement") with the Advisor. Each of the Funds was subject to the following fees under the Agreement for the period from July 1, 2005 through December 31, 2005:

         Money Market - Federal Portfolio and Tax-Free Money Market -- 0.30% of average daily net assets.

         Money Market - Prime Portfolio -- 0.34% of average daily net assets.

b) ADMINISTRATION AND FUND ACCOUNTING FEES -- Effective April 1, 2005, the Trust, on behalf of the Funds, entered into an Administration and Fund Accounting Agreement with UMB Fund Services, Inc. ("UMBFS"), an affiliate of the Advisor. Each of the Funds was subject to the following fees under the Administration and Fund Accounting Agreement for the period from July 1, 2005 through December 31, 2005:

     Money Market - Federal Portfolio, Money Market - Prime Portfolio and Tax-Free Money Market -- 0.10% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of average daily net assets over $750 million.

c) SHAREHOLDER SERVICING FEES -- Effective April 1, 2005, UMBFS also serves as the Funds' transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

d) CUSTODIAN FEES -- UMB Bank, n.a. (the "Bank"), an affiliate of the Advisor, serves as the Funds' custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

e) GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors of one or more of the above companies.


--------------------------------------------------------------------------------
16                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2005, for the money market funds were as follows:


                                               OTHER THAN
                                             U.S. GOVERNMENT   U.S. GOVERNMENT
(in thousands)                                  SECURITIES        SECURITIES
------------------------------------------------------------------------------
MONEY MARKET FUND - FEDERAL PORTFOLIO:
   Purchases ...............................    $       --        $1,335,581
   Sale/Maturity proceeds ..................    $       --        $1,339,341
MONEY MARKET FUND - PRIME PORTFOLIO:
   Purchases ...............................    $1,477,472        $1,408,403
   Sale/Maturity proceeds ..................    $1,390,400        $1,503,137
TAX-FREE MONEY MARKET FUND:
   Purchases ...............................    $  322,093        $       --
   Sale/Maturity proceeds ..................    $  343,324        $       --


4. FEDERAL TAX INFORMATION

At December 31, 2005, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

                                                MONEY       MONEY
                                                MARKET      MARKET      TAX-FREE
                                                 FUND        FUND        MONEY
                                                FEDERAL      PRIME       MARKET
(in thousands)                                 PORTFOLIO   PORTFOLIO      FUND
--------------------------------------------------------------------------------
Unrealized appreciation .....................  $      --   $      --   $      --
Unrealized depreciation .....................         --          --          --
                                               ---------------------------------
Net unrealized appreciation (depreciation) ..  $      --   $      --   $      --
                                               ---------------------------------
Cost of securities on a tax basis ...........  $ 201,323   $ 514,389   $ 125,549
                                               =================================


The tax character of distributions paid during the fiscal years ended June 30, 2005 and 2004, were as follows:

                                          MONEY MARKET FUND         MONEY MARKET FUND             TAX-FREE
                                          FEDERAL PORTFOLIO          PRIME PORTFOLIO          MONEY MARKET FUND
                                        -------------------------------------------------------------------------
                                          YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                        JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
(in thousands)                            2005         2004         2005         2004         2005         2004
-----------------------------------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income ................     $  3,655     $  1,468     $  9,853     $  4,209     $     --     $     --
                                        -------------------------------------------------------------------------
Total taxable distributions .......        3,655        1,468        9,853        4,209           --           --
   Exempt interest ................           --           --           --           --        1,935          797
                                        -------------------------------------------------------------------------
Total distributions paid ..........     $  3,655     $  1,468     $  9,853     $  4,209     $  1,935     $    797
                                        =========================================================================

As of June 30, 2005, the components of accumulated deficit on a tax basis were as follows:


                                                MONEY       MONEY
                                                MARKET      MARKET      TAX-FREE
                                                 FUND        FUND        MONEY
                                                FEDERAL      PRIME       MARKET
(in thousands)                                 PORTFOLIO   PORTFOLIO      FUND
--------------------------------------------------------------------------------
Undistributed ordinary income ...............   $    --     $    --     $    --
Undistributed long-term capital gains .......        --          --          --
                                                -------------------------------
Tax accumulated earnings ....................        --          --          --
Accumulated capital and other losses ........       (21)        (27)        (26)
Unrealized appreciation .....................        --          --          --
                                                -------------------------------
Total accumulated deficit ...................   $   (21)    $   (27)    $   (26)
                                                ===============================



--------------------------------------------------------------------------------
DECEMBER 31, 2005                                                             17

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (UNAUDITED)

As a shareholder of the UMB Scout Funds (the "Funds"), you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005, to December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                                                                                                  EXPENSES
                                                       BEGINNING      ENDING                     PAID DURING
                                                        ACCOUNT       ACCOUNT      ANNUALIZED       PERIOD
                                                         VALUE         VALUE         EXPENSE       7/1/05 -
FUND                                                     7/1/05       12/31/05        RATIO       12/31/05*
------------------------------------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND -- FEDERAL PORTFOLIO
   Actual .........................................    $1,000.00     $1,015.90       0.4962%        $2.52
   Hypothetical ...................................     1,000.00      1,022.50       0.4962%         2.53

UMB SCOUT MONEY MARKET FUND -- PRIME PORTFOLIO
   Actual .........................................     1,000.00      1,016.00       0.4946%         2.51
   Hypothetical ...................................     1,000.00      1,022.51       0.4946%         2.52

UMB SCOUT TAX-FREE MONEY MARKET FUND
   Actual .........................................     1,000.00      1,010.30       0.5173%         2.62
   Hypothetical ...................................     1,000.00      1,022.39       0.5173%         2.64

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

--------------------------------------------------------------------------------
18                                             UMB SCOUT FUNDS SEMIANNUAL REPORT

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                      This page left blank intentionally.

                      PROXY VOTING POLICIES AND PROCEDURES

         For a description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information.
                   One will be mailed to you free of charge.
        The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at www.sec.gov as well as the
                    Funds' website at www.umbscoutfunds.com.
        Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available as of
            August 31, 2005 without charge, upon request, by calling
                800-996-2862 or by accessing the website of the
                      Securities and Exchange Commission.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

        The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Form N-Q is available on the website of the Securities and Exchange Commission at www.sec.gov,
 and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     This report has been prepared for the information of the Shareholders of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund,
      and is not to be construed as an offering of the shares of the Funds.

             Not authorized for distribution unless accompanied or
               preceded by a current UMB Scout Funds prospectus.

     The UMB Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investment Advisors, Inc., a subsidiary of UMB Bank, n.a.

INVESTMENT ADVISOR
  Scout Investment Advisors, Inc.
  Kansas City, Missouri

AUDITORS
  BKD, LLP
  Houston, Texas

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  Philadelphia, Pennsylvania

CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  UMB Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  UMB Fund Services, Inc.
  Milwaukee, Wisconsin






       UMB SCOUT FUNDS

       P.O. Box 1241
    Milwaukee, WI 53201-1241

     TOLL FREE 800-996-2862

      www.umbscoutfunds.com

"UMB," "Scout" and the Scout design -
     Reg. U.S. Pat & Tr. Off.

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No material changes to report.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1)  Not applicable to semi-annual reports.

(a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)  Not applicable.

(b) Certifications required pursuant to Sectiion 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB SCOUT FUNDS

/s/ JAMES L. MOFFETT
------------------------------
James L. Moffett
Principal Executive Officer
February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ JAMES L. MOFFETT
------------------------------
James L. Moffett
Principal Executive Officer
February 27, 2006

/s/ C. WARREN GREEN
------------------------------
C. Warren Green
Principal Financial Officer
February 27, 2006